QUALIVEST FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035


                              SEPTEMBER 15, 1997


Dear Qualivest Shareholder:


     On behalf of the Board of Trustees of Qualivest Funds ("Qualivest"), we are pleased to invite you to a special meeting of shareholders on October 31, 1997 (the "Meeting"), that has been called to consider matters that are important to you. At the Meeting, you will be asked to consider (1) the approval of an interim advisory agreement with First Bank National Association ("FBNA"), which became effective on August 1, 1997 (when U.S. Bancorp merged with First Bank System, Inc., as discussed below), and (2) a proposed reorganization of the four funds in the Qualivest Dynamic Allocation Series (the "Qualivest Portfolios") into four corresponding funds of First American Strategy Funds, Inc. (the "FASF Funds"). FBNA currently acts as the investment adviser to the FASF Funds.


     As a result of the merger of U.S. Bancorp and First Bank System, Inc., representatives of U.S. Bancorp and First Bank System, Inc. recommended to the Board of Trustees of Qualivest that the Trustees consider and approve combining the Qualivest Portfolios with the FASF Funds. This recommendation was made because the representatives of the two banking institutions believed that combining the Qualivest Portfolios and FASF Funds would offer a number of potential benefits to the shareholders of the two mutual fund groups.

     QUALIVEST'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE TO APPROVE BOTH THE INTERIM ADVISORY AGREEMENT AND THE PROPOSED REORGANIZATION.

     BACKGROUND. On August 1, 1997, U.S. Bancorp, the ultimate parent company of Qualivest Capital Management, Inc. ("Qualivest Capital"), merged with First Bank System, Inc. ("FBS"), the parent company of FBNA, and the name of FBS was changed to U.S. Bancorp. By law, this merger resulted in the automatic termination of the Qualivest Portfolios' then current investment advisory agreement with Qualivest Capital. Because a number of Qualivest investment personnel were expected to leave the employ of Qualivest Capital as a result of the merger, Qualivest's Board of Trustees approved the interim investment advisory agreement with FBNA, effective August 1, 1997, in order to provide, to the extent practicable, continuity of management and to avoid harm to the Qualivest Portfolios. At the upcoming meeting, you will be asked to ratify and approve this interim advisory agreement, including the receipt of investment advisory fees by FBNA for the period from August 1, 1997 forward.


     In addition, at the upcoming meeting, you will be asked to approve a reorganization of your Qualivest Portfolio into a corresponding FASF Fund. Each FASF Fund is a series of First American Strategy Funds, Inc., an open-end investment company advised by FBNA. If required approvals are obtained, the Qualivest Portfolios are expected to be reorganized into the corresponding FASF Funds on or about November 21, 1997, when your Qualivest Portfolio shares will be exchanged for shares of the corresponding FASF Fund of equal value. Shareholders of the nine other investment portfolios of Qualivest (Small Companies Value Fund, Large Companies Value Fund, Optimized Stock Fund, Intermediate Bond Fund, Diversified Bond Fund, International Opportunities Fund, U.S. Treasury Money Market Fund, Money Market Fund and Tax-Free Money Market Fund), including the Qualivest mutual funds in which the Qualivest Portfolios invest, are being asked to approve the reorganizations of such portfolios into investment portfolios First American Investment Funds, Inc. or First American Funds, Inc. These proposed reorganizations are covered by two additional sets of proxy materials. The reorganization that you are being asked to approve should benefit shareholders by:


     * facilitating investment management, administration and marketing by combining the Qualivest Portfolios and the FASF Funds;

     *    improving efficiency, including the potential for economies of scale;

     *    eliminating duplicative shareholder costs; and

     * making available to shareholders a greater number of investment portfolio options.


                                                                          QUAL-3

     In considering these matters, you should note:

     *    IDENTICAL TERMS AND FEES
          The terms of the interim advisory agreement with FBNA are substantially identical to the terms of the Qualivest Portfolios' previous advisory agreement with Qualivest Capital. The fee rates are unchanged.


     *    SUBSTANTIALLY SIMILAR OBJECTIVES AND POLICIES
          All four Qualivest Portfolios will merge into operating FASF Funds. Like the Qualivest Portfolios, each of the FASF Funds is a "fund of funds." The FASF Funds invest their assets in the First American family of mutual funds. The objectives and policies of each FASF Fund are generally similar to those of its corresponding Qualivest Portfolio. There are some differences, however, which are discussed in the enclosed Combined Proxy Statement/Prospectus, and you should consider these differences carefully.


     *    SIMILAR ACCESS ARRANGEMENTS
          You will enjoy access to the FASF Funds through distribution, transaction and shareholder servicing arrangements that are substantially similar to the Qualivest Portfolios' current arrangements.

     *    SAME VALUE OF SHARES
          The total value of the FASF Fund shares that you receive in the reorganization will be the same as the total value of the Qualivest Portfolio shares that you hold immediately before the reorganization.

     *    LOWER OPERATING EXPENSE RATIOS
          The annual fund operating expense ratio (after waivers) for the corresponding FASF Fund after the reorganization is expected to be less than or equal to the annual fund operating expense ratio of your Qualivest Portfolio through at least September 30, 1998.

     The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one Qualivest Portfolio, more than one Proxy Ballot accompanies these proxy materials. You will receive additional proxy materials if you are a shareholder of one or more of the nine other investment portfolios of Qualivest.

     YOUR VOTE IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY BALLOT PROMPTLY, USING THE ENCLOSED POSTAGE-PAID ENVELOPE.


     The interim investment advisory arrangements with FBNA, the proposed reorganization and the reasons for the Qualivest Board of Trustees' recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the new investment advisory arrangements or the reorganization, please do not hesitate to call First American Funds Investor Services toll free at 1-800-637-2548.


                                        Very truly yours,



                                        /s/ Irimga McKay
                                        Irimga McKay
                                        President

                                 QUALIVEST FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035


                     NOTICE OF SPECIAL SHAREHOLDERS MEETING

                         TO BE HELD ON OCTOBER 31, 1997

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of Allocated Conservative Fund, Allocated Balanced Fund, Allocated Growth Fund and Allocated Aggressive Fund (each a "Qualivest Portfolio"), series of QUALIVEST FUNDS ("Qualivest"), will be held at the offices of SEI Investments Management Corporation, Oaks, Pennsylvania, 19456 on October 31, 1997, at 10:00 A.M. Eastern Time for the purpose of considering and voting upon:


     1. A proposal to ratify and approve an interim investment advisory agreement between Qualivest, on behalf of each Qualivest Portfolio, and First Bank National Association ("FBNA"), and the receipt of investment advisory fees by FBNA for the period from August 1, 1997 forward.

     2. A proposal to approve an Agreement and Plan of Reorganization providing for the transfer of the assets and liabilities of each Qualivest Portfolio to a corresponding fund of First American Strategy Funds, Inc. ("FASF") in exchange for shares of the corresponding FASF fund.

     3. Such other business as may properly come before the Special Meeting or any adjournment(s).

     The proposals are described in the attached Combined Proxy Statement/ Prospectus. YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF EACH OF THESE PROPOSALS.


     Shareholders of record as of the close of business on September 2, 1997 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.


     SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE QUALIVEST BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO QUALIVEST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON. HOWEVER, ATTENDANCE AT THE MEETING WILL NOT BY ITSELF SERVE TO REVISE A PROXY.


                                        Gregory T. Maddox
                                        Secretary


September 15, 1997

                       COMBINED PROXY STATEMENT/PROSPECTUS
                            DATED SEPTEMBER 15, 1997


                                 QUALIVEST FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-743-8637


                       FIRST AMERICAN STRATEGY FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 1-800-637-2548


     This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Qualivest Funds ("Qualivest") in connection with a Special Meeting of Shareholders of Allocated Conservative Fund, Allocated Balanced Fund, Allocated Growth Fund and Allocated Aggressive Fund (the "Qualivest Portfolios" or the "Portfolios") to be held at 10:00 A.M. Eastern Time on October 31, 1997 at the offices of SEI Investments Management Corporation, Oaks, Pennsylvania, 19456. At the meeting, shareholders will be asked (i) to ratify and approve an interim investment advisory agreement with First Bank National Association ("FBNA") and the receipt of investment advisory fees by FBNA for the period from August 1, 1997 forward, and (ii) to approve a proposed Agreement and Plan of Reorganization dated August 1, 1997 (the "Reorganization Agreement") between Qualivest and First American Strategy Funds, Inc. ("FASF"). Copies of the interim investment advisory agreement and the Reorganization Agreement are attached as Appendices I and III, respectively.


     Qualivest and FASF are open-end management investment companies (mutual funds) that each currently offer their shares in four different investment portfolios, or "funds." The Reorganization Agreement provides for the transfer of the assets and liabilities of the four Qualivest Portfolios to the corresponding investment portfolios of FASF (the "FASF Funds" or the "Funds") in exchange for shares of the FASF Funds having an equal aggregate value (the Reorganization"). As a result of the Reorganization, shareholders of the Qualivest Portfolios will become shareholders of the FASF Funds. Table I, under "Summary-Proposed Reorganization," shows each Qualivest Portfolio and the corresponding FASF Fund. Each FASF Fund currently offers only one class of shares. Both the Class A and Class Y shareholders of the Qualivest Portfolios will receive shares of that one class in the Reorganization. It has also been proposed that the nine other investment portfolios of Qualivest (Small Companies Value Fund, Large Companies Value Fund, Optimized Stock Fund, Intermediate Bond Fund, Diversified Bond Fund, International Opportunities Fund, U.S. Treasury Money Market Fund, Money Market Fund and Tax-Free Money Market Fund) be reorganized into First American Investment Funds, Inc. or First American Funds, Inc. These other proposed reorganizations are not covered by this Combined Proxy Statement/Prospectus.


     This Combined Proxy Statement/Prospectus sets forth concisely the information that a Qualivest Portfolio shareholder should know before voting, and should be retained for future reference. This Combined Proxy Statement/Prospectus is accompanied by the following additional documents: (i) the 1997 Semi-Annual Report for the FASF Funds and (ii) the current Prospectus for the FASF Funds dated October 1, 1996, as supplemented January 31, 1997 and through the date hereof. Additional information relating to this Combined Proxy Statement/Prospectus is set forth in the Statement of Additional Information, dated the date hereof, which is incorporated herein by reference, and in the Prospectuses dated December 1, 1996, as supplemented through the date hereof, for the Qualivest Portfolios. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Qualivest or FASF at the respective telephone numbers or addresses stated above. The information contained in the FASF Prospectus and the Prospectuses for the Qualivest Portfolios is incorporated by reference into this Combined Proxy Statement/Prospectus.

     This Combined Proxy Statement/Prospectus is expected to be first sent to shareholders on or about September 15, 1997.


     THE SECURITIES OF THE FASF FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY
STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY QUALIVEST, FASF OR THEIR RESPECTIVE ADVISERS AND DISTRIBUTORS.

     SHARES OF QUALIVEST AND FASF ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FIRST BANK NATIONAL ASSOCIATION, THE UNITED STATES NATIONAL BANK OF OREGON OR ANY OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS


SUMMARY ......................................................................     5
 Interim Advisory Agreement ..................................................     5
 Qualivest Board Considerations ..............................................     6
 Proposed Reorganization .....................................................     6
 Table I - Qualivest Portfolios and Corresponding FASF Funds .................     6
 Overview of FASF and Qualivest ..............................................     6
 Qualivest and FASF Board Considerations .....................................     7
 Voting Information ..........................................................     8

PRINCIPAL RISK FACTORS .......................................................     8

INFORMATION RELATING TO THE INTERIM ADVISORY AGREEMENT .......................     9
 The Merger of U.S. Bancorp into First Bank System, Inc. .....................     9
 The Interim Advisory Agreement ..............................................    10
 Information About FBNA ......................................................    11
 Payments to FBNA Affiliates .................................................    12
 Affiliated Broker Commissions ...............................................    12
 Section 15(f) of the 1940 Act ...............................................    12
 Approval of Qualivest's Board of Trustees ...................................    13

INFORMATION RELATING TO THE PROPOSED REORGANIZATION ..........................    14
 Description of the Reorganization Agreement .................................    14
 Qualivest Board Considerations ..............................................    15
 Capitalization ..............................................................    16
 Table II - Pro Forma Capitalization (as of June 30, 1997) ...................    16
 Federal Income Tax Treatment ................................................    18

COMPARISON OF FASF AND QUALIVEST .............................................    19
 Investment Objectives and Policies ..........................................    19
 Underlying Funds and Portfolios .............................................    20
 Investment Advisory Fees and Total Expense Ratios ...........................    21
 Table III - Investment Advisory And Total Expense Information ...............    22
 FASF Funds' Investment Advisory Agreement ...................................    22
 Information About FBNA and Other Service Providers ..........................    23
 Share Structure .............................................................    23
 Distribution and Shareholder Services Plans .................................    24
 Shareholder Transactions and Services .......................................    25

INFORMATION RELATING TO VOTING MATTERS .......................................    25
 General Information .........................................................    25
 Shareholder and Board Approvals .............................................    26
 Table IV(A) - Qualivest Portfolios - 5% Ownership as of September 2, 1997        27
 Table IV(B) - FASF Funds - 5% Ownership as of September 2, 1997 .............    28
 Quorum ......................................................................    28
 Annual Meetings .............................................................    29
 Interests of Certain Persons ................................................    29

ADDITIONAL INFORMATION ABOUT FASF ............................................    29

ADDITIONAL INFORMATION ABOUT QUALIVEST .......................................    30

FINANCIAL STATEMENTS .........................................................    30

OTHER BUSINESS ...............................................................    30

SHAREHOLDER INQUIRIES ........................................................    30

APPENDICES     I   -  INVESTMENT ADVISORY AGREEMENT
              II   -  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF FIRST
                      BANK NATIONAL ASSOCIATION
              III  -  AGREEMENT AND PLAN OF REORGANIZATION
              IV   -  FEES AND EXPENSES OF THE QUALIVEST PORTFOLIOS AND
                      CORRESPONDING FASF FUNDS
               V   -  COMPARISON OF INTERIM ADVISORY AGREEMENT AND FASF
                      INVESTMENT ADVISORY AGREEMENT
              VI   -  SHAREHOLDER TRANSACTIONS AND SERVICES

                                     SUMMARY

     The following is a summary of certain information relating to the interim investment advisory agreement and the proposed Reorganization, and is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information for the Qualivest Portfolios and the FASF Funds, and the Appendices attached hereto.

     INTERIM ADVISORY AGREEMENT. On August 1, 1997, pursuant to an Agreement and Plan of Merger, U.S. Bancorp merged with and into First Bank System, Inc. ("FBS") and the name of FBS was changed to U.S. Bancorp ("New U.S. Bancorp") (the "Holding Company Merger"). As a result of the Holding Company Merger, Qualivest Capital Management, Inc. ("Qualivest Capital"), the investment adviser to the Qualivest Portfolios at that time, became an indirect wholly-owned subsidiary of New U.S. Bancorp. In accordance with the terms of the then current investment advisory agreement between Qualivest Capital and Qualivest, on behalf of the Qualivest Portfolios (the "Old Advisory Agreement"), and consistent with the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), this change in control of Qualivest Capital resulted in the automatic and immediate termination of the Old Advisory Agreement.

     To better ensure that the Holding Company Merger and this automatic termination would not disrupt the investment advisory services provided to the Qualivest Portfolios, Qualivest, Qualivest Capital and FBNA obtained an exemptive order from the SEC (the "Order") permitting FBNA to act as investment adviser to the Qualivest Portfolios after the termination of the Old Advisory Agreement, but prior to obtaining shareholder approval, under a new, interim investment advisory agreement with Qualivest on behalf of the Portfolios (the "Interim Advisory Agreement"). In accordance with the Order, the Interim Advisory Agreement is subject to ratification and approval by the shareholders of the Qualivest Portfolios at a meeting to be held within 120 days after August 1, 1997 (the "Interim Period").

     The Trustees of Qualivest now are proposing that the shareholders of each Qualivest Portfolio ratify and approve the Interim Advisory Agreement. The Interim Advisory Agreement became effective on August 1, 1997, the effective date of the Holding Company Merger. Pending the ratification and approval of the Interim Advisory Agreement, all fees payable under the Agreement are being held in escrow. Any escrowed fees relating to a Qualivest Portfolio will be received by FBNA only if the Interim Advisory Agreement is ratified and approved by the shareholders of such Qualivest Portfolio.

     The terms of the Interim Advisory Agreement are substantially identical to the terms of the Old Advisory Agreement, except for (i) the change in the investment adviser, (ii) the effective date, (iii) the termination date, and
(iv) inclusion of a provision requiring that all fees payable by each Qualivest Portfolio under the Interim Advisory Agreement be held in escrow until the Agreement is approved by such Portfolio's shareholders. The rate of the advisory fee payable under the Interim Advisory Agreement by each Qualivest Portfolio is identical to the rate of the fee under the Old Advisory Agreement. A description of FBNA, the Interim Advisory Agreement and the services provided by FBNA thereunder is set forth below under the heading "Information Relating to the Interim Advisory Agreement." A copy of the Interim Advisory Agreement is attached to this Combined Proxy Statement/Prospectus as Appendix I. The description of the Interim Advisory Agreement is qualified in its entirety by reference to the copy of the Interim Advisory Agreement attached hereto.


     If ratified and approved, the Interim Advisory Agreement will continue in effect with respect to the Qualivest Portfolios either (i) for successive one year terms, subject to certain annual approval requirements, or (ii) until the Reorganization is completed (which, subject to various conditions described herein, is expected to occur on or about November 21, 1997) (the "Closing"), whichever occurs earlier. It is expected that after the Closing, FBNA will serve as investment adviser to each of the FASF Funds. In the event that the Interim Advisory Agreement is not ratified and approved with respect to a Qualivest Portfolio, the fees held in escrow with respect to that Portfolio will be returned to the Portfolio, and Qualivest's Board of Trustees will consider what actions should be taken with respect to management of the assets of the Qualivest Portfolio until a new investment advisory agreement is approved by the shareholders of the Portfolio or the Reorganization occurs.

     QUALIVEST BOARD CONSIDERATIONS. In approving the Interim Advisory Agreement and recommending its ratification and approval to the shareholders of the Qualivest Portfolios, Qualivest's Board of Trustees reviewed the qualifications of FBNA to serve as investment adviser to the Qualivest Portfolios and considered that a number of Qualivest investment personnel could leave the employ of Qualivest Capital as a result of the Holding Company Merger. In light of this fact, the Board determined that doubt existed as to whether the remaining personnel of Qualivest Capital, acting alone, would be able to provide the appropriate scope and quality of advisory services to the Qualivest Portfolios following the Holding Company Merger. It was proposed that certain Qualivest investment personnel would become employees of FBNA at the effective date of the Holding Company Merger and that FBNA would then assume management of the Qualivest Portfolios pursuant to the Interim Advisory Agreement. The Board of Trustees determined that this arrangement would serve Qualivest shareholders better than any available alternatives. The Board also considered, among other things, that the provisions of the Interim Advisory Agreement were substantially similar, and advisory fee rates were exactly the same, as those of the Old Advisory Agreement. See "Information Relating to the Interim Advisory Agreement - Approval of Qualivest's Board of Trustees." QUALIVEST'S BOARD OF TRUSTEES RECOMMENDS THAT QUALIVEST SHAREHOLDERS RATIFY AND APPROVE THE INTERIM ADVISORY AGREEMENT AND THE RECEIPT OF INVESTMENT ADVISORY FEES BY FBNA FOR THE PERIOD FROM AUGUST 1, 1997 FORWARD.


     PROPOSED REORGANIZATION. The Reorganization Agreement provides for: (i) the transfer of all of the assets and liabilities of each of the four Qualivest Portfolios to FASF in exchange for shares of the corresponding FASF Funds; and
(ii) the distribution of these FASF Fund shares to the shareholders of the Qualivest Portfolios in liquidation of the Qualivest Portfolios. The Reorganization is subject to a number of conditions with respect to each Qualivest Portfolio, including the shareholder approvals described below. Following the Reorganization (and the reorganization of the nine other investment portfolios of Qualivest into investment portfolios of First American Funds, Inc. or First American Investment Funds, Inc.), it is contemplated that there will be a winding up of Qualivest's affairs, including the deregistration of Qualivest as an investment company under the 1940 Act.

     As a result of the proposed Reorganization, each shareholder of a Qualivest Portfolio will become a shareholder of the corresponding FASF Fund and will hold, immediately after the Closing, shares of the corresponding FASF Fund having a total value equal to the total value of the shares of the Qualivest Portfolio the shareholder holds immediately before the Closing. The following Table I shows each Qualivest Portfolio and the corresponding FASF Fund. Each FASF Fund currently offers only one class of shares. Both the Class A and Class Y shareholders of the Qualivest Portfolios will receive shares of that one class in the Reorganization.


                                     TABLE I
                QUALIVEST PORTFOLIOS AND CORRESPONDING FASF FUNDS

QUALIVEST PORTFOLIO             CORRESPONDING FASF FUND
-----------------------------   ---------------------------------

Allocated Conservative Fund     Strategy Income Fund
Allocated Balanced Fund         Strategy Growth and Income Fund
Allocated Growth Fund           Strategy Growth Fund
Allocated Aggressive Fund       Strategy Aggressive Growth Fund

     The Reorganization Agreement provides that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Qualivest and FASF, among other reasons. For further information, see "Information Relating to the Proposed Reorganization."

     OVERVIEW OF FASF AND QUALIVEST. The investment objectives, policies and restrictions of the Qualivest Portfolios are, in general, similar to those of their corresponding FASF Funds. Each of the FASF Funds operates as a "fund of funds" by investing up to 100% of its assets in other mutual funds in the First American family of funds (the "Underlying Funds"). The Underlying Funds in which the FASF Funds invest are series of First American Investment Funds, Inc. ("FAIF") and First American Funds, Inc. ("FAF"), which are also open-end management investment companies. Each of the four

Qualivest Portfolios also operates as a "fund of funds" by investing up to 100% of its assets in other mutual fund portfolios of Qualivest (the "Underlying Portfolios"). See "Comparison of FASF and Qualivest."

     The Qualivest Board has recommended, subject to shareholder approval and the satisfaction of certain conditions, a reorganization of each of the Underlying Portfolios into a series of either FAIF or FAF (the "Underlying Portfolios Reorganizations"). Thus, even if shareholders of the Qualivest Portfolios do not approve the Reorganization, they will hold indirect investments in certain First American mutual funds if the Underlying Portfolios Reorganizations are approved.

     The investment objective of each Qualivest Portfolio is fundamental, which means that it cannot be changed without the vote of a majority of the outstanding shares (as defined in the 1940 Act) of such Portfolio. Each FASF Fund's investment objective is non-fundamental, which means that it can be changed without a vote of shareholders. Shareholders will receive written notification at least 30 days prior to any change in an FASF Fund's investment objective.

     Additional information is provided below under "Comparison of FASF and Qualivest - Investment Objectives and Policies" and "- Underlying Funds and Portfolios."

     As discussed under "Comparison of FASF and Qualivest - Investment Advisory Fees and Total Expense Ratios," FBNA currently serves as the investment adviser to each FASF Fund. Table III thereunder shows the investment advisory fees paid by the Qualivest Portfolios during the six months ended January 31, 1997 and the investment advisory fees that would be paid after consummation of the Reorganization. Table III also shows that in all cases, the overall expense ratios of the FASF Funds, after waivers, are expected to be equal to or less than the overall expense ratios of the corresponding Qualivest Portfolios, as FBNA has agreed to waive fees and reimburse expenses to the extent necessary to maintain an expense ratio of 0.25% for each FASF Fund for the period commencing on the Closing and continuing until September 30, 1998. The Qualivest Portfolios and FASF Funds currently have different administrators, distributors, transfer agents, independent auditors and trustees/directors, as discussed under "Comparison of FASF and Qualivest - Information About FBNA and Other Service Providers." Appendix IV to this Combined Proxy Statement/Prospectus provides additional information about the fees and expenses for the FASF Funds and corresponding Qualivest Portfolios.

     As discussed under "Comparison of FASF and Qualivest - Share Structure," each of the FASF Funds currently issues only one class of shares and will issue only that one class of shares in connection with the Reorganization. Currently, the Qualivest Portfolios offer Class A and Class Y shares. Class A and Class Y shares of the Qualivest Portfolios are in some respects similarly structured to the shares of the FASF Funds. However, Class A shares of the Qualivest Portfolios are currently offered for sale with a maximum sales load of 4.00% of the public offering price and are subject to Rule 12b-1 fees of 0.25% of average daily net assets. Class Y shares of the Qualivest Portfolios are offered at net asset value and are not subject to Rule 12b-1 fees. The shares of the FASF Funds are offered for sale without a sales load and are not subject to a Rule 12b-1 fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets.

     With certain exceptions, the purchase, redemption, dividend and other policies and procedures of the FASF Funds and Qualivest Portfolios are generally similar. Additional information concerning these policies and procedures for the Qualivest Portfolios and the FASF Funds is discussed further under "Comparison of FASF and Qualivest - Shareholder Transactions and Services" and in Appendix VI to this Combined Proxy Statement/Prospectus. NO FRONT-END OR CONTINGENT DEFERRED SALES CHARGE WILL BE IMPOSED ON ANY OF THE FASF FUND SHARES THAT ARE ISSUED TO QUALIVEST SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

     QUALIVEST AND FASF BOARD CONSIDERATIONS. In reviewing the proposed Reorganization, the Boards of Qualivest and FASF considered, among other things, (i) the terms and conditions of the Reorganization Agreement, including provisions intended to avoid the dilution of shareholder interests; (ii) the investment management capabilities of FBNA; (iii) the systems capabilities of FBNA to provide shareholder servicing, reporting and systems integration with related bank programs for Qualivest Portfolio shareholders; (iv) the similarity of the distribution channels used by the FASF Funds and the

Qualivest Portfolios; (v) the investment objectives, policies and limitations of the Portfolios and the Funds; (vi) the historical investment performance of the Portfolios and the Funds; (vii) the historical and projected operating expenses of the Portfolios and the Funds; and (viii) the anticipated tax treatment of the Reorganization. See "Information Relating to the Proposed Reorganization - Board Considerations."

     Based upon their evaluations of the information presented to them, and in light of their fiduciary duties under Federal and state law, the Board of Trustees of Qualivest and the Board of Directors of FASF, including all of the members of each Board who are not interested persons, as that term is defined in the 1940 Act, of Qualivest or FASF, have determined that the proposed Reorganization is in the best interests of the shareholders of each Qualivest Portfolio and each FASF Fund, respectively, and that the interests of the shareholders of the respective Portfolios and Funds will not be diluted as a result of the Reorganization. QUALIVEST'S BOARD OF TRUSTEES RECOMMENDS THAT THE QUALIVEST SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.


     VOTING INFORMATION. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by Qualivest's Board of Trustees for a Special Meeting of Shareholders to be held at the offices of SEI Investments Management Corporation, Oaks, Pennsylvania, 19456 on October 31, 1997 at 10:00 A.M. Eastern Time. (This special meeting and any adjournment(s) thereof are referred to as the "Meeting.") Only shareholders of record at the close of business on September 2, 1997 will be entitled to vote at the Meeting. Shares are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Qualivest a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. However, attendance at the Meeting will not by itself serve to revoke a proxy. For additional information, including a description of the shareholder votes required for approval of the Interim Advisory Agreements and the Reorganization Agreement, see "Information Relating to Voting Matters."



                             PRINCIPAL RISK FACTORS

     The risks associated with an investment in the FASF Funds are discussed in greater detail in the accompanying prospectus for the FASF Funds under "Investment Objectives and Policies - Risks to Consider." In view of the similar nature of the Qualivest Portfolios and the FASF Funds, in that both are "funds of funds," management believes that an investment in an FASF Fund involves risks that are generally similar to those of its corresponding Qualivest Portfolio. However, to the extent the Underlying Funds differ from the Underlying Portfolios, the risks of investing in the FASF Funds and the Qualivest Portfolios will differ. The risks of investing in the FASF Funds include, among others:

     * The performance of the FASF Funds will reflect in part the ability of the Funds' investment adviser to make asset allocation and other investment decisions which are suited to achieving the Funds' investment objectives. Due to their active management, the FASF Funds could underperform other mutual funds with similar investment objectives. The Qualivest Portfolios are subject to the same risks.

     * Investing in the Underlying Funds through the FASF Funds involves certain additional expenses that are not present in a direct investment in the Underlying Funds. Investing in the Underlying Portfolios through the Qualivest Portfolios also involves additional expenses.

     * The Underlying Funds are actively managed, and could underperform other mutual funds with similar investment objectives (including the Underlying Portfolios).

     * Each of the Underlying Funds is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, it may be expected that the net asset values of FASF Funds which are permitted to invest higher proportions of their assets in Underlying Funds which invest in equity securities ("Underlying Equity Funds") may be more volatile than FASF Funds which are limited to lower proportions.

     * With respect to the Underlying Equity Funds, (i) certain of these funds are subject to risks associated with investing in small-capitalization companies; (ii) Technology Fund, Health Sciences Fund and Real Estate Securities Fund are subject to risks associated with concentrating their investments in a single or related economic sectors; (iii) Real Estate Securities Fund is subject to risks associated with direct investments in real estate investment trusts;
          (iv) International Fund is subject to risks associated with investing in foreign securities and to currency risk; (v) Equity Income Fund may invest a significant portion of its assets in less than investment grade convertible debt obligations; (vi) certain of the other Equity Funds may invest specified portions of their assets in securities of foreign issuers which are listed on a United States stock exchange or are represented by American Depository Receipts; and (vii) certain Underlying Funds may engage (but not for speculative purposes) in options and futures transactions.

     * The Underlying Fund which invests in fixed income securities (i) is subject to interest rate risk (the risk that increases in market interest rates will cause declines in the value of the debt securities held by the fund), credit risk (the risk that the issuers of debt securities held by the fund default in making required payments), and call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate); (ii) may invest in mortgage-backed securities which are subject to certain additional risks; and (iii) may, in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices. In addition, to the limited extent to which the Underlying Equity Funds may invest in fixed-rate debt securities, they also are subject to interest rate risk, credit risk and call risk.

     * It is possible that situations could arise in which the interests of the FASF Funds diverge from those of the Underlying Funds.

     As indicated above, some of the Underlying Funds, i.e., Technology Fund, Health Sciences Fund and Real Estate Securities Fund, concentrate their investments in a single or related economic sector and, as such, may be more susceptible to any single economic, technological or regulatory occurrence than the other Underlying Funds or the Underlying Portfolios. In addition, the Regional Equity Fund, one of the Underlying Funds, concentrates its investments in a particular geographic region which means that it will be subject to adverse economic, political or other developments in that region. To the extent the assets of an FASF Fund are allocated to one or more of such Underlying Funds, the risks of such FASF Fund will differ from those of its corresponding Qualivest Portfolio. The Underlying Funds and their risks are summarized in the accompanying prospectus for the FASF Funds under the caption "The Underlying Funds."


             INFORMATION RELATING TO THE INTERIM ADVISORY AGREEMENT

     THE MERGER OF U.S. BANCORP INTO FIRST BANK SYSTEM, INC. On August 1, 1997, pursuant to an Agreement and Plan of Merger, U.S. Bancorp merged with and into FBS and the name of FBS was changed to U.S. Bancorp ("New U.S. Bancorp"). As a result of this Holding Company Merger, Qualivest Capital, the investment adviser to the Qualivest Portfolios, became an indirect wholly-owned subsidiary of New U.S. Bancorp. In accordance with the terms of the Old Advisory Agreement and consistent with the requirements of the 1940 Act, this change in control of Qualivest Capital resulted in the automatic and immediate termination of the Old Advisory Agreement. The Old Advisory Agreement was dated July 29, 1994, was adopted by the sole shareholder of each Qualivest Portfolio prior to commencement of operations, and was last approved by the Qualivest Board of Trustees on June 17, 1997. Table III, under "Comparison of FASF and Qualivest - Investment Advisory Fees and Total Expense Ratios," shows for their latest fiscal periods the advisory fees actually paid to Qualivest Capital by the Qualivest Portfolios after waivers, the effective rate of such payments and the contractual rate that Qualivest Capital was entitled to receive.

     To better ensure that this automatic termination would not disrupt the investment advisory services provided to the Qualivest Portfolios, Qualivest, Qualivest Capital and FBNA filed an exemptive application with the SEC on May 12, 1997 and an amendment on June 12, 1997. This application requested that the SEC permit FBNA to act as investment adviser to the Qualivest Portfolios after the termination of the Old Advisory Agreement, but prior to obtaining the approval of the shareholders of the Qualivest Portfolios of the Interim Advisory Agreement. In this connection, this application also requested that the SEC permit FBNA to receive fees during the Interim Period from each Qualivest Portfolio, under the Interim Advisory Agreement, subject to approval by Qualivest's shareholders at a meeting to be held no later than November 28, 1997. In connection with this application, FBNA agreed to take steps to ensure that the scope and quality of the investment advisory services will be the same during the Interim Period as previously provided to Qualivest by Qualivest Capital. The requested Order was granted by the SEC on July 29, 1997.


     THE INTERIM ADVISORY AGREEMENT. As a result of the automatic termination of the Old Advisory Agreement as described above, the Trustees are proposing that the shareholders of the Qualivest Portfolios ratify and approve the Interim Advisory Agreement. The Interim Advisory Agreement became effective on August 1, 1997, the effective time of the Holding Company Merger. Pending such ratification and approval, in accordance with the conditions of the Order, all fees payable by the Qualivest Portfolios under the Interim Advisory Agreement are being held in escrow. Such escrowed fees attributable to a Qualivest Portfolio will be received by FBNA only if the Interim Advisory Agreement is ratified and approved by the shareholders of such Qualivest Portfolio. If ratified and approved, the Interim Advisory Agreement will continue in effect for successive one year terms, subject to certain annual approval requirements, or until the Closing (which, subject to various conditions described herein, is expected to occur on or about November 21, 1997), whichever occurs earlier. In the event the Interim Advisory Agreement is not ratified and approved with respect to a Qualivest Portfolio, in accordance with the conditions of the Order, the escrowed fees payable by that Portfolio will be returned to the Portfolio and Qualivest's Board of Trustees will consider what actions should be taken with respect to management of the assets of the Qualivest Portfolio until a new investment advisory agreement is approved by the shareholders of the Portfolio or the Reorganization occurs.


     As more fully described below, the terms of the Interim Advisory Agreement are substantially identical to the terms of the Old Advisory Agreement, except for (i) the change in the investment adviser, (ii) the effective date, (iii) the termination date and (iv) inclusion of a provision requiring that all fees payable by each Qualivest Portfolio under the Interim Advisory Agreement be held in escrow until the Agreement is approved by such Portfolio's shareholders. The advisory fee rates payable under the Interim Advisory Agreement are identical to those payable under the Old Advisory Agreement. A copy of the Interim Advisory Agreement is attached to this Combined Proxy Statement/Prospectus as Appendix I.

     Pursuant to the Interim Advisory Agreement, FBNA agrees to provide, subject to the supervision of Qualivest's Board of Trustees, a continuous investment program for the Qualivest Portfolios, including investment research and management with respect to all securities and investments and cash equivalents in the Portfolios. FBNA will determine from time to time what allocations will be made of the Qualivest Portfolios assets among the Underlying Portfolios, in accordance with the current Prospectus of the Qualivest Portfolios, and (assuming approval of the Interim Advisory Agreement by the shareholders of the Underlying Portfolios) will determine what securities and other investments will be purchased, retained or sold by Qualivest with respect to the Underlying Portfolios, and will provide the services under the Interim Advisory Agreement in accordance with each Portfolio's investment objectives, policies and restrictions. Responsibilities under the Interim Advisory Agreement also include maintaining books and records with respect to each Portfolio's securities transactions; providing to Qualivest's Board of Trustees such periodic and special reports as the Board may request; and using its best efforts to obtain and provide to Qualivest's fund accountant price information with respect to any security held, when requested to do so by Qualivest's accountant. The Interim Advisory Agreement provides that FBNA will pay its own expenses incurred in connection with its activities under the Interim Advisory Agreement other than the cost of securities purchased for the Qualivest Portfolios.

     Portfolio securities of the Underlying Portfolios will not be purchased from or sold to FBNA, Qualivest's distributor or any affiliated person (as defined in the 1940 Act) of the foregoing companies except to the extent permitted by an SEC exemptive order or by applicable law. FBNA may, however, cause the Underlying Portfolios to pay brokerage commissions to an affiliate of FBNA or of Qualivest's distributor on securities acquired by the Underlying Portfolios.

     The Interim Advisory Agreement provides that FBNA will not be liable for any error of judgment or mistake of law or for any loss suffered by Qualivest in connection with the performance of the Interim Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on FBNA's part in the performance of its duties or from reckless disregard by FBNA of its obligations and duties under the Interim Advisory Agreement. Qualivest agrees in the Interim Advisory Agreement to indemnify FBNA to the full extent permitted by Qualivest's Declaration of Trust.

     The Interim Advisory Agreement provides that, unless sooner terminated, it will continue in effect with respect to the Qualivest Portfolios for an initial period of 120 days and thereafter for successive annual terms, provided that such successive terms are specifically approved at least annually (a) by a vote of a majority of those members of Qualivest's Board of Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Board of Trustees of Qualivest or, with respect to a particular Qualivest Portfolio, a vote of a majority of the outstanding shares of such Portfolio.

     The Interim Advisory Agreement provides that it will terminate immediately in the event of its assignment and that it is terminable with respect to a Qualivest Portfolio at any time without penalty by Qualivest (either by vote of the Trustees or by vote of a majority of the outstanding shares of such Portfolio), or by FBNA, on 60 days' written notice. To the extent required by the 1940 Act, the Interim Advisory Agreement may not be amended as to a Qualivest Portfolio without the approval of the shareholders of such Portfolio.

     INFORMATION ABOUT FBNA. FBNA is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds and others for over 75 years. FBNA acts as the investment adviser to the Qualivest Portfolios through its First Asset Management group. FBNA is a subsidiary of New U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota.

     In addition to serving as the investment adviser to the Qualivest Portfolios, FBNA acts as the investment adviser to a number of other mutual funds, including the following series of FASF, FAIF and FAF that have investment objectives similar to those of one or more of the Qualivest Portfolios or the Underlying Portfolios. FBNA is entitled to receive advisory fees from such series as follows:

                                                                                         CURRENT
                                                                      CONTRACTUAL       ADVISORY
                                                  NET ASSETS AS        ADVISORY         FEE RATE
                                                 OF JUNE 30, 1997      FEE RATE       AFTER WAIVERS
                                                 ----------------     -----------     -------------
SERIES OF FIRST AMERICAN STRATEGY FUNDS, INC.:
Strategy Income Fund .........................    $   17,169,909         0.25%            0.00%
Strategy Growth and Income Fund ..............    $   17,767,463         0.25%            0.00%
Strategy Growth Fund .........................    $    7,210,190         0.25%            0.00%
Strategy Aggressive Growth Fund ..............    $    6,066,369         0.25%            0.00%

SERIES OF FIRST AMERICAN FUNDS, INC.:
Prime Obligations Fund .......................    $3,766,294,049         0.40%            0.31%
Treasury Obligations Fund ....................    $3,727,459,707         0.40%            0.30%
Government Obligations Fund ..................    $1,175,274,283         0.40%            0.32%

                                                                                           CURRENT
                                                                        CONTRACTUAL       ADVISORY
                                                    NET ASSETS AS        ADVISORY         FEE RATE
                                                   OF JUNE 30, 1997      FEE RATE       AFTER WAIVERS
                                                   ----------------     -----------     -------------
SERIES OF FIRST AMERICAN INVESTMENT FUNDS, INC.:
Stock Fund .....................................    $1,065,554,369         0.70%            0.62%
Equity Index Fund ..............................    $  527,681,689         0.70%            0.16%
Balanced Fund ..................................    $  446,823,078         0.70%            0.61%
Asset Allocation Fund ..........................    $  117,220,306         0.70%            0.47%
Diversified Growth Fund ........................    $  592,029,154         0.70%            0.57%
Emerging Growth Fund ...........................    $  129,945,121         0.70%            0.63%
Regional Equity Fund ...........................    $  357,727,906         0.70%            0.68%
Special Equity Fund ............................    $  515,319,003         0.70%            0.70%
Technology Fund ................................    $  137,227,632         0.70%            0.59%
Health Sciences Fund ...........................    $   38,523,406         0.70%            0.00%
Real Estate Securities Fund ....................    $   36,697,851         0.70%            0.00%
International Fund .............................    $  209,421,079         1.25%            1.25%
Limited Term Income Fund .......................    $  107,139,577         0.70%            0.46%
Intermediate Term Income Fund ..................    $  153,588,480         0.70%            0.52%
Fixed Income Fund ..............................    $  660,337,231         0.70%            0.53%
Intermediate Government Bond Fund ..............    $  179,490,927         0.70%            0.52%

     As of June 30, 1997, FBNA was managing accounts with an aggregate value of approximately $42 billion, including mutual fund assets in excess of $14 billion. FBNA's main offices are located at 601 Second Avenue South, Minneapolis, Minnesota 55480. Appendix II identifies the principal executive officer and the directors of FBNA.

     No officer or Trustee of Qualivest is an officer, employee, director, general partner or shareholder of FBNA or any of its affiliates. In addition, no Trustee of Qualivest has any material interest in any material transaction in which FBNA or its affiliates is a party.

     PAYMENTS TO FBNA AFFILIATES. Entities which, as a result of the Holding Company Merger, are affiliates of FBNA have served as custodian for the Qualivest Portfolios during the six-month period ended January 31, 1997 and have received fees pursuant to certain distribution and shareholder service plans that have been in effect during such year. The table below sets forth the amounts of the payments made to such affiliates by the Qualivest Portfolios.


                                                            DISTRIBUTION AND
                                                              SHAREHOLDER
   QUALIVEST PORTFOLIO                     CUSTODY FEES     SERVICE PLAN FEES
   ------------------------------------    ------------     -----------------

   Allocated Conservative Fund ........       $  225             $  556
   Allocated Balanced Fund ............       $1,558             $1,887
   Allocated Growth Fund ..............       $  360             $2,549
   Allocated Aggressive Fund ..........       $  287             $1,228

     It is expected that affiliates of FBNA will continue to receive custody, distribution and shareholder servicing fees from the Qualivest Portfolios until the Reorganization.

     AFFILIATED BROKER COMMISSIONS. During the fiscal period ended January 31, 1997, the Qualivest Portfolios paid no brokerage commissions in connection with purchases and sales of portfolio securities to any parties that would be treated as an affiliated broker as defined in Item 22(a)(1)(ii) of Schedule 14A under the Securities Exchange Act of 1934, as amended.

     SECTION 15(f) OF THE 1940 ACT. FBNA has agreed to use its best efforts to meet the requirements for the statutory exemption offered by Section 15(f) of the 1940 Act to an investment adviser that receives "any amount or benefit" in connection with the sale of interests that constitute a "change in control" of the adviser. The statutory exemption under Section 15(f) is available provided two conditions are satisfied: (1) for a three-year period following the transaction, Qualivest or its successor(s) (which, assuming the Reorganization is consummated, may include FASF) maintains a Board of Trustees or

Directors at least 75% of whose members are not "interested persons," as that term is defined under the 1940 Act, of the predecessor or successor investment adviser, and (2) no "unfair burden" is imposed on Qualivest as a result of the transaction. As defined in the 1940 Act, an "unfair burden" includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor adviser), or any interested person of such adviser, receives or is entitled to receive any compensation directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of, the investment company (other than fees for bona fide principal underwriting services provided to the investment company). No such prohibited compensation arrangements are contemplated in connection with either the Holding Company Merger or the Reorganization.

     APPROVAL OF QUALIVEST'S BOARD OF TRUSTEES. As described above, the Old Advisory Agreement that was previously in effect for the Qualivest Portfolios automatically terminated on August 1, 1997 as a result of the Holding Company Merger. In anticipation of this termination, and in order to minimize any potential disruption of the advisory services provided to the Qualivest Portfolios, on May 8, 1997 the Qualivest Board of Trustees authorized the filing of the exemptive application described above with the SEC in order to permit FBNA to act as investment adviser to the Qualivest Portfolios on and after August 1, 1997 but prior to obtaining shareholder approval. At such meeting the Board concluded that retaining FBNA would be the most appropriate means for the Qualivest Portfolios to receive after the Holding Company Merger advisory services of comparable scope and quality to the services received before such Merger. In addition, at such meeting, Qualivest's Board of Trustees, including all of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of Qualivest or FBNA (the "Non-Interested Trustees"), approved the Interim Advisory Agreement with FBNA that became effective upon the consummation of the Holding Company Merger on August 1, 1997. If approved by shareholders at the Meeting, this agreement will continue in effect for the remainder of the Interim Period and terminate, with respect to the Qualivest Portfolios, upon the consummation of the Reorganization, at which point it will no longer be needed since all Qualivest Portfolios will have been combined with FASF Funds.

     In considering whether to approve the Interim Advisory Agreement and submit it to shareholders for their approval, the Board of Trustees considered that a number of Qualivest investment personnel were expected to leave the employ of Qualivest Capital by or shortly after the effective date of the Holding Company Merger. In light of this, the Board of Trustees determined that doubt existed whether the remaining personnel of Qualivest Capital, acting alone, would be able to provide an appropriate scope and quality of advisory services to the Qualivest Portfolios after the Holding Company Merger. Accordingly, it was necessary for the Board to consider arrangements that would avoid the harm to the Portfolios that would result if Qualivest Capital's services proved to be inadequate following the Holding Company Merger. In order to provide, to the extent practicable, continuity of portfolio management and to avoid harm to the Qualivest Portfolios, FBNA proposed that certain Qualivest investment personnel employed by Qualivest Capital become employees of FBNA at the effective date of the Holding Company Merger. These individuals, together with the large and experienced group of investment professionals already employed by FBNA, then would assume management of the Portfolios at the effective date of the Holding Company Merger pursuant to the Interim Advisory Agreement.

     The Board of Trustees determined that entering into the Interim Advisory Agreement with FBNA would serve Portfolio shareholders better than any available alternatives, in that it would (i) provide that the Portfolios would, to the extent possible under the circumstances, continue to be managed by the same individuals who managed them prior to the Holding Company Merger; (ii) ensure that, to the extent portfolio managers of the Portfolios departed Qualivest Capital, the affected Portfolios would be managed after the Holding Company Merger by a group of investment professionals which the Board had determined could provide the appropriate scope and quality of advisory services; and (iii) avoid the need for the Board to consider on an emergency, AD HOC basis how to proceed if and to the extent additional portfolio managers decided to leave Qualivest Capital.

     The Board of Trustees also considered the following factors: (i) FBNA's representations that it would provide investment advisory and other services to the Qualivest Portfolios of a scope and quality comparable, in the Board's judgment, to the scope and quality of services previously provided to the Qualivest Portfolios by Qualivest Capital; (ii) the substantially similar terms and conditions contained in the Interim Advisory Agreement as compared to the Old Advisory Agreement; and (iii) FBNA's representation that in the event of any material change in personnel providing services under the Interim Advisory Agreement during the Interim Period, the Board of Trustees of Qualivest would be consulted for the purpose of assuring themselves that the services provided would not be diminished in scope or quality.

     Based on the foregoing factors, the Trustees concluded that approval of the Interim Advisory Agreement was in the best interests of the Qualivest Portfolios and their shareholders. The Board of Trustees further concluded that entering into the Interim Advisory Agreement would be appropriate and fair considering that (i) the fees to be paid, and the services to be provided therefor, would be unchanged from the Old Advisory Agreement; (ii) the fees would be maintained in an interest-bearing escrow account until payment was approved or disapproved by shareholders of the Qualivest Portfolios; (iii) because of the relatively short period for the consummation of the Holding Company Merger, there was insufficient time to seek prior shareholder approval of the Interim Advisory Agreement; and (iv) the non-payment of investment advisory fees during the Interim Period would be an unduly harsh result to FBNA in view of the services provided by FBNA to the Qualivest Portfolios, and the expenses incurred in connection with such services, under the Interim Advisory Agreement.

     Each Qualivest Portfolio will vote separately on a portfolio-by-portfolio basis with respect to the approval of the Interim Advisory Agreement. QUALIVEST'S BOARD OF TRUSTEES RECOMMENDS THAT QUALIVEST SHAREHOLDERS RATIFY AND APPROVE THE INTERIM ADVISORY AGREEMENT AND THE RECEIPT OF INVESTMENT ADVISORY FEES BY FBNA FOR THE PERIOD FROM AUGUST 1, 1997 FORWARD.


               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix III to this Combined Proxy Statement/Prospectus.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that at the Closing the assets and liabilities of the Qualivest Portfolios will be transferred to corresponding FASF Funds in exchange for full and fractional shares of the FASF Funds, as shown in Table I above under "Summary - Proposed Reorganization."

     The total shares issued by each FASF Fund in the Reorganization will have an aggregate value equal to the aggregate value of the shares of the corresponding Qualivest Portfolio that are outstanding immediately before the Closing. Immediately after the Closing, the Qualivest Portfolios will distribute the shares of the FASF Funds received in the Reorganization to their shareholders in liquidation of the Qualivest Portfolios. Each shareholder owning Class A or Class Y Shares of a particular Qualivest Portfolio at the Closing will receive shares of the corresponding FASF Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on their Qualivest Portfolio shares. Each FASF Fund currently offers only one class of shares. Both the Class A and Class Y shareholders of the Qualivest Portfolios will receive shares of that one class in the Reorganization. FASF will establish an account for each former shareholder of the Qualivest Portfolios reflecting the appropriate number of FASF Fund shares distributed to the shareholder. These accounts will be identical to the accounts currently maintained by Qualivest for each shareholder. Shares of the FASF Funds are in uncertificated form.

     Upon completion of the Reorganization, all outstanding shares of the Qualivest Portfolios will be redeemed and canceled in exchange for shares of the FASF Funds distributed. Thereafter, assuming that the nine other investment portfolios of Qualivest that are not parties to the Reorganization have been reorganized into investment portfolios of First American Funds, Inc. or First American Investment Funds, Inc., Qualivest will wind up its affairs and be deregistered as an investment company under the

1940 Act. The stock transfer books of the Qualivest Portfolios will be permanently closed as of the Closing. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the FASF Funds distributed to the former shareholders of the Qualivest Portfolios.


     The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement by Qualivest Portfolio shareholders; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of counsel to FASF that the FASF Fund shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing will be effective on November 21, 1997 or such other date as agreed to by the parties.


     FBNA has undertaken to bear any Reorganization expenses incurred by the Qualivest Portfolios and FASF Funds, including the costs associated with this Combined Proxy Statement/Prospectus and the Meeting, but not including share registration expenses.

     The Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Qualivest and FASF, or by either Qualivest or FASF if determined by the Board of Trustees or Directors that proceeding with the Reorganization is inadvisable. The Reorganization Agreement provides further that at any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of Qualivest (i) the parties may, by written agreement authorized by their respective Boards of Trustees/Directors and with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the Board of Trustees/Directors of the waiving party with or without the approval of such party's shareholders).

     QUALIVEST BOARD CONSIDERATIONS. At its May 8, 1997 meeting at which the Interim Advisory Agreement described above was approved, the Qualivest Board of Trustees was advised that FBNA was also considering the possibility of consolidating the Qualivest Portfolios with the FASF Funds following the Holding Company Merger. Following that meeting, FBNA provided information requested by the Board relating to the possible consolidation of the two fund groups. This information was reviewed in detail by the independent trustees of Qualivest at a meeting held on June 16, 1997 and by the full Qualivest Board of Trustees at a meeting held June 17, 1997, at which the proposal that the Qualivest Portfolios be reorganized into the FASF Funds, as set forth in the Reorganization Agreement, was approved by the Board of Trustees of Qualivest.

     During its deliberations, Qualivest's Board of Trustees (with the advice and assistance of independent counsel) reviewed, among other things: (i) the potential effect of the Reorganization on the shareholders of the Qualivest Portfolios; (ii) the investment management capabilities of FBNA; (iii) the systems capabilities of FBNA to provide shareholder servicing, reporting and systems integration with related bank programs for Qualivest Portfolio shareholders; (iv) the similarity of the distribution channels used by the FASF Funds and the Qualivest Portfolios; (v) the investment advisory and other fees paid by the FASF Funds, and the historical and projected expense ratios of the FASF Funds as compared to those of the Qualivest Portfolios; (vi) the potential economies of scale that may result from the Reorganization; (vii) the expected cost-savings for certain of the Portfolios as a result of the Reorganization;
(viii) the investment objectives, policies and limitations of the FASF Funds and their relative compatibility with those of the Portfolios as discussed further in this Combined Proxy Statement/Prospectus; (ix) the historical investment performance records of the Qualivest Portfolios and Underlying Portfolios and the FASF Funds and Underlying Funds; (x) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Qualivest's shareholders;
(xi) the sales load structure applicable to the FASF Funds as compared to the sales loads applicable to their corresponding Portfolios; (xii) the greater number of investment portfolio options that would be available to shareholders after the Reorganization; and (xiii) the anticipated tax treatment of the Reorganization for the respective Qualivest Portfolios and their shareholders.

     Qualivest's Board of Trustees also noted FBNA's offer to pay the expenses incurred by Qualivest and FASF in connection with the Reorganization and to continue, at FBNA's expense, the Board of Trustees' liability coverage currently carried by Qualivest. In addition, Qualivest's Board of Trustees considered FBNA's agreement to waive fees and reimburse expenses to the extent necessary to maintain, commencing on the Closing and until September 30, 1998, an expense ratio of 0.25% for each FASF Fund, which will be equal to or less than the current expense ratios for both the Class A and the Class Y shares of the Qualivest Portfolios. FBNA has also agreed that, from October 1, 1998 through September 30, 1999, it will waive fees and reimburse expenses to the extent necessary so that no FASF Fund will have total fund operating expense ratios in excess of those currently applicable to the Class A shares of its corresponding Qualivest Portfolio, as set forth in Appendix IV.


     After consideration of all of the factors described above, the Qualivest Board of Trustees determined that the Reorganization Agreement was in the best interests of the shareholders of each Qualivest Portfolio, and that the interests of the shareholders of the respective Qualivest Portfolios would not be diluted as a result of the Reorganization.

     BISYS Fund Services has asserted that consummation of the Reorganization would cause certain amounts to become payable to it under so-called "liquidated damages" clauses in administration and fund accounting agreements with Qualivest, as well as under the terms of Qualivest's transfer agency agreement. New U.S. Bancorp has agreed to indemnify and hold Qualivest, FASF, and their respective shareholders harmless against any amount which is finally determined in judicial or agreed-upon alternative dispute resolution proceedings, or agreed by New U.S. Bancorp, BISYS and Qualivest, to be payable under such agreements. Accordingly, if any amount is found or agreed to be payable under such agreements, shareholders of Qualivest and FASF will not bear such expenses.


     CAPITALIZATION. The following table sets forth, as of June 30, 1997, (i) the capitalization of each of the four Qualivest Portfolios; (ii) the capitalization of each of the corresponding FASF Funds; and (iii) the pro forma capitalization of each of the FASF Funds as adjusted to give effect to the Reorganization of the Qualivest Portfolios. The capitalization of each Qualivest Portfolio and FASF Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Qualivest Portfolios and the FASF Funds, as well as the effects of the Qualivest Portfolios' and the FASF Funds' other ongoing operations.

                                    TABLE II
                 PRO FORMA CAPITALIZATION (AS OF JUNE 30, 1997)
                     (IN THOUSANDS, EXCEPT PER SHARE VALUES)

QUALIVEST ALLOCATED CONSERVATIVE FUND/FASF STRATEGY INCOME FUND


                                           QUALIVEST PORTFOLIO     FASF FUND     PRO FORMA
                                           -------------------     ---------     ---------
Class A Shares(1)(3)
 Net assets ............................          $ 2,841                  -             -
 Net asset value per share .............          $ 10.87                  -             -
 Shares outstanding ....................              261                  -             -

Class Y Shares(1)(3)
 Net assets ............................          $ 9,145                  -             -
 Net asset value per share .............          $ 10.88                  -             -
 Shares outstanding ....................              840                  -             -

Common Shares (no class designation)(2)
 Net assets ............................                -            $17,170       $29,156
 Net asset value per share .............                -            $ 10.49       $ 10.49
 Shares outstanding ....................                -              1,637         2,778

Total Net Assets .......................          $11,986            $17,170       $29,156


------------------
(1)  Not offered by FASF.


(2)  Not offered by Qualivest.

(3) Pursuant to the Reorganization, Qualivest Class A and Class Y Shares will be converted into Common Shares of FASF.

QUALIVEST ALLOCATED BALANCED FUND/FASF STRATEGY GROWTH AND INCOME FUND


                                          QUALIVEST PORTFOLIO     FASF FUND     PRO FORMA
                                          -------------------     ---------     ---------
Class A Shares(1)(3)
 Net assets ...........................         $  9,897                  -              -
 Net asset value per share ............         $  11.49                  -              -
 Shares outstanding ...................              861                  -              -

Class Y Shares(1)(3)
 Net assets ...........................         $118,507                  -              -
 Net asset value per share ............         $  11.39                  -              -
 Shares outstanding ...................           10,407                  -              -

Common Shares (no class designation)(2)
 Net assets ...........................                -            $17,767       $146,171
 Net asset value per share ............                -            $ 11.07       $  11.07
 Shares outstanding ...................                -              1,605         13,207

Total Net Assets ......................         $128,404            $17,767       $146,171


------------------
(1)  Not offered by FASF.


(2)  Not offered by Qualivest.

(3) Pursuant to the Reorganization, Qualivest Class A and Class Y Shares will be converted into Common Shares of FASF.


QUALIVEST ALLOCATED GROWTH FUND/FASF STRATEGY GROWTH FUND


                                          QUALIVEST PORTFOLIO     FASF FUND     PRO FORMA
                                          -------------------     ---------     ---------
Class A Shares(1)(3)
 Net assets ...........................          $13,445                 -              -
 Net asset value per share ............          $ 12.13                 -              -
 Shares outstanding ...................            1,109                 -              -

Class Y Shares(1)(3)
 Net assets ...........................          $12,493                 -              -
 Net asset value per share ............          $ 11.99                 -              -
 Shares outstanding ...................            1,042                 -              -

Common Shares (no class designation)(2)
 Net assets ...........................                -            $7,210        $33,148
 Net asset value per share ............                -            $11.24        $ 11.24
 Shares outstanding ...................                -               642          2,951

Total Net Assets ......................          $25,938            $7,210        $33,148


------------------
(1)  Not offered by FASF.


(2)  Not offered by Qualivest.

(3) Pursuant to the Reorganization, Qualivest Class A and Class Y Shares will be converted into Common Shares of FASF.

QUALIVEST ALLOCATED AGGRESSIVE FUND/FASF STRATEGY AGGRESSIVE GROWTH FUND


                                          QUALIVEST PORTFOLIO     FASF FUND     PRO FORMA
                                          -------------------     ---------     ---------
Class A Shares(1)(3)
 Net assets ...........................          $ 8,315                 -              -
 Net asset value per share ............          $ 12.37                 -              -
 Shares outstanding ...................              672                 -              -

Class Y Shares(1)(3)
 Net assets ...........................          $20,812                 -              -
 Net asset value per share ............          $ 12.34                 -              -
 Shares outstanding ...................            1,687                 -              -

Common Shares (no class designation)(2)
 Net assets ...........................                -            $6,066        $35,193
 Net asset value per share ............                -            $11.43        $ 11.43
 Shares outstanding ...................                -               531          3,079

Total Net Assets ......................          $29,127            $6,066        $35,193


------------------
(1)  Not offered by FASF.


(2)  Not offered by Qualivest.

(3) Pursuant to the Reorganization, Qualivest Class A and Class Y Shares will be converted into Common Shares of FASF.


     FEDERAL INCOME TAX TREATMENT. Consummation of the Reorganization with respect to each Qualivest Portfolio is subject to the condition that Qualivest and FASF receive an opinion from Dorsey & Whitney LLP, counsel to FASF, to the effect that, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of each Qualivest Portfolio to its corresponding FASF Fund in exchange for shares of the FASF Fund and the distribution of these FASF shares to shareholders of the Qualivest Portfolio, as described in the Reorganization Agreement, will constitute a reorganization within the meaning of
Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"); (ii) no income, gain or loss will be recognized by the Qualivest Portfolios as a result of these transactions; (iii) no income, gain or loss will be recognized by the FASF Funds as a result of these transactions; (iv) no income, gain or loss will be recognized by the shareholders of each Qualivest Portfolio on the distribution to them of shares of the corresponding FASF Fund in exchange for their shares of the Qualivest Portfolio (but shareholders of a Qualivest Portfolio subject to taxation will recognize income upon receipt of any net investment income or net capital gains of such Qualivest Portfolio which are distributed by such Qualivest Portfolio prior to the Closing); (v) the tax basis of FASF Fund shares received by a shareholder of a Qualivest Portfolio will be the same as the tax basis of the shareholder's Qualivest Portfolio shares immediately before the Reorganization;
(vi) the tax basis to each FASF Fund of the assets of the corresponding Qualivest Portfolio received pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Qualivest Portfolio immediately before the Reorganization; (vii) a shareholder's holding period for FASF Fund shares will be determined by including the period for which the shareholder held the Qualivest Portfolio shares exchanged therefor, provided the shareholder held the Qualivest Portfolio shares as a capital asset; (viii) each FASF Fund's holding period with respect to the assets received in the Reorganization will include the period for which the assets were held by the corresponding Qualivest Portfolio, provided that each corresponding Qualivest Portfolio held such Portfolio assets as capital assets; and (ix) each FASF Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the corresponding Qualivest Portfolio immediately before the Reorganization.

     FASF and Qualivest have not sought, and do not intend to seek, a ruling from the Internal Revenue Service ("IRS") concerning the tax treatment of the Reorganization. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders may wish to consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including state and local income tax consequences.

                        COMPARISON OF FASF AND QUALIVEST

     INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the FASF Funds are similar to those of the Qualivest Portfolios. The investment objectives of the Qualivest Portfolios, as compared to the investment objectives of the FASF Funds, are as follows:

          The ALLOCATED CONSERVATIVE FUND seeks to produce current income with a secondary objective of long-term capital appreciation, whereas its corresponding FASF Fund, the STRATEGY INCOME FUND, seeks to provide a high level of current income consistent with limited risk to capital. The Strategy Income Fund's limited equity component is designed to help offset inflation and provide a source for potential increases in income over time.

          The ALLOCATED BALANCED FUND seeks to provide a balance between long-term capital appreciation and current income, whereas its corresponding FASF Fund, the STRATEGY GROWTH AND INCOME FUND, seeks to provide both capital growth and current income through a balanced approach to equity securities and fixed-income investments.

          The ALLOCATED GROWTH FUND seeks to provide capital appreciation and income growth, whereas its corresponding FASF Fund, the STRATEGY GROWTH FUND, seeks to provide capital growth with a moderate level of current income. The Strategy Growth Fund provides high allocations to various equity categories including small company and international company equity securities.

          The ALLOCATED AGGRESSIVE FUND seeks to provide maximum capital appreciation, whereas its corresponding FASF Fund, the STRATEGY AGGRESSIVE GROWTH FUND, seeks to provide a high level of capital growth. The Strategy Aggressive Growth Fund provides high allocations to various equity categories including small company and international company equity securities and may include high allocations to technology and health care company equity securities.

     Each FASF Fund and each Qualivest Portfolio seeks to achieve its investment objectives by investing in a variety of the Underlying Funds or Underlying Portfolios. There is no assurance that the objectives of the Qualivest Portfolios or the FASF Funds will be achieved. The investment objective of each Qualivest Portfolio is fundamental, which means that it may not be changed without a vote of the holders of a majority, as that term is defined in the 1940 Act, of the outstanding shares of that Portfolio. The investment objectives of the FASF Funds are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in an FASF Fund having investment objectives different from those which shareholders considered appropriate at the time of approving the Reorganization. Shareholders will receive written notification at least 30 days prior to a change in an FASF Fund's investment objectives.

     The FASF Funds, in addition to investing in shares of the Underlying Funds, may hold cash or invest in short-term obligations such as rated commercial paper and variable amount master demand notes, U.S. dollar-denominated time and savings deposits (including certificates of deposit), bankers acceptances, obligations of the U.S. Government or its agencies or instrumentalities, repurchase agreements, securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less, and other similar high-quality short-term U.S. dollar-denominated obligations. Under normal circumstances, the aggregate investments of the FASF Funds in Prime Obligations Fund (a money market fund) and such cash and cash items will not exceed the maximum percentages set forth in the table below for Prime Obligations Fund. See "Underlying Funds and Portfolios - FASF Fund Investments in the Underlying Funds." However, for temporary defensive purposes during times of unusual market conditions, the FASF Funds may without limitation hold shares of Prime Obligations Fund and such cash and cash items.

     Similarly, the Qualivest Portfolios, in addition to investing in shares of the Underlying Portfolios, may invest, for temporary cash management purposes, in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, reverse repurchase agreements and dollar roll agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, asset-backed and mortgage-related securities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Qualivest Portfolios also may hold depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

     The FASF Funds are permitted to invest in futures contracts and options on futures in order to remain effectively fully invested in proportions consistent with their current asset allocation strategy in a cost effective manner, to re-allocate assets among asset categories while minimizing transactions costs, to maintain cash reserves while simulating full investment, to facilitate trading, or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. For more information about these investment methods, restrictions on their use, and certain associated risks, see "Special Investment Methods - Futures and Options on Futures" in the accompanying prospectus for the FASF Funds. The Qualivest Portfolios may not engage in these investment methods.

     UNDERLYING FUNDS AND PORTFOLIOS. Information with respect to the investment objectives, policies and restrictions of the Underlying Funds for the FASF Funds, and of the Underlying Portfolios for the Qualivest Portfolios, is included in their respective prospectuses, which have been incorporated herein by reference. See "Investment Objectives and Policies" and "The Underlying Funds" in the accompanying FASF Funds' prospectus and "Investment Objectives and Policies - Underlying Funds" and "Underlying Funds' Investment Techniques and Risk Factors" in the Qualivest Portfolios' prospectuses. The performance of the Qualivest Portfolios and the FASF Funds is directly related to the performance of the Underlying Portfolios and the Underlying Funds. Qualivest Portfolio shareholders should be aware that the shareholders of each Underlying Portfolio have been asked to approve a proposal whereby each such Portfolio would be reorganized into a series of either FAIF or FAF (the "Underlying Portfolios Reorganizations"). Thus, even if shareholders of the Qualivest Portfolios do not approve the Reorganization, they will hold indirect investments in certain First American mutual funds if the Underlying Portfolios Reorganizations are approved.


QUALIVEST PORTFOLIO INVESTMENTS IN UNDERLYING PORTFOLIOS

     Each Qualivest Portfolio currently seeks its investment objective by investing in the following Underlying Portfolios, each of which is an investment portfolio of Qualivest: Large Companies Value Fund, Small Companies Value Fund, International Opportunities Fund and Optimized Stock Fund (collectively, the "Equity Funds"); Intermediate Bond Fund and Diversified Bond Fund (collectively, the "Income Funds"); and U.S. Treasury Money Market Fund and Money Market Fund (collectively, the "Money Funds").

     The Qualivest Portfolios invest their assets in the Underlying Portfolios within the ranges (expressed as a percentage of each Qualivest Portfolio's assets) indicated below, determined at the time an investment is made:

                                  CONSERVATIVE     BALANCED     GROWTH     AGGRESSIVE
UNDERLYING PORTFOLIO                  FUND           FUND        FUND         FUND
-------------------------------   ------------     --------     ------     ----------
Large Companies Fund ..........      0-35%          0-35%        0-35%         0-50%
Small Companies Fund ..........      0-35%          0-35%        0-35%         0-35%
International Fund ............      0-35%          0-35%        0-35%         0-35%
Optimized Fund ................      0-35%          0-35%        0-35%         0-50%
Intermediate Bond Fund ........      0-50%          0-35%        0-35%            0%
Bond Fund .....................      0-50%          0-35%        0-35%            0%
U.S. Treasury Fund ............      0-10%          0-10%        0-10%            0%
Money Market Fund .............      0-10%          0-10%        0-10%         0-10%

Although the Portfolios' investment adviser intends to invest each Qualivest Portfolio's assets in the Underlying Portfolios within the ranges set forth above, and to periodically adjust the allocations in response to economic and market conditions, each Qualivest Portfolio has the following "neutral mix" representing the intended typical allocation of the Portfolio's assets over time:

                                    UNDERLYING PORTFOLIOS
                                ----------------------------
                                                  INCOME AND
   QUALIVEST PORTFOLIO          EQUITY FUNDS     MONEY FUNDS
   --------------------------   ------------     -----------

   Conservative Fund ........         30%             70%
   Balanced Fund ............         60%             40%
   Growth Fund ..............         80%             20%
   Aggressive Fund ..........        100%              0%

     The Qualivest Portfolios have adopted a policy of limiting redemptions to no more than 3% of any Underlying Portfolio's shares during any month, except as necessary to meet redemption requests by the Underlying Portfolio's shareholders. The Qualivest Portfolios may be unable to reallocate assets among the Underlying Portfolios as quickly as would be the case in the absence of this constraint.

FASF FUND INVESTMENTS IN THE UNDERLYING FUNDS
     Each FASF Fund seeks to achieve its investment objectives by investing in a variety of the Underlying Funds. The Underlying Funds include the ten Equity Funds named in the table below, Fixed Income Fund, and Prime Obligations Fund (a money market fund). FBNA allocates and re-allocates the assets of the FASF Funds among the Underlying Funds within the following ranges, expressed as percentages of the FASF Funds' net assets:

                                                           GROWTH AND                              AGGRESSIVE
                                       INCOME FUND         INCOME FUND         GROWTH FUND         GROWTH FUND
                                   ------------------- ------------------- ------------------- -------------------
                                    MINIMUM   MAXIMUM   MINIMUM   MAXIMUM   MINIMUM   MAXIMUM   MINIMUM   MAXIMUM
                                   --------- --------- --------- --------- --------- --------- --------- ---------
Equity Funds as a whole ..........    20%       40%        40%       70%       55%       85%       65%       95%
 Equity Income Fund ..............    20%       40%         0%        0%        0%        0%        0%        0%
 Stock Fund ......................     0%        0%        10%       30%       10%       35%       10%       40%
 Diversified Growth Fund .........     0%        0%        10%       30%       10%       35%       10%       40%
 Emerging Growth Fund ............     0%        0%         0%       15%        5%       25%       10%       40%
 Regional Equity Fund ............     0%        0%         0%       15%        5%       25%       10%       40%
 Special Equity Fund .............     0%        0%         0%       15%        5%       25%       10%       40%
 International Fund ..............     0%        0%         0%       15%        5%       25%       10%       30%
 Technology Fund .................     0%        0%         0%        0%        0%        0%        0%       20%
 Health Sciences Fund ............     0%        0%         0%        0%        0%        0%        0%       20%
 Real Estate Securities Fund .....     0%       10%         0%       10%        0%        0%        0%        0%
Fixed Income Fund ................    60%       80%        30%       60%       15%       45%        5%       35%
Prime Obligations Fund ...........     0%       20%         0%       30%        0%       30%        0%       30%


     The ranges set forth above, and FBNA's allocations within the ranges, are intended to reflect the FASF Funds' differing balances between the investment objectives of current income and of growth of capital. The FASF Funds may make alterations to the ranges and the Underlying Funds set forth above without shareholder approval, provided that the FASF Funds' prospectus is appropriately amended or supplemented. If the Reorganizations are approved by shareholders, the FASF Funds will also invest in Small Cap Value Fund and International Index Fund, series of FAIF into which Qualivest Small Companies Fund and Qualivest International Fund will be reorganized.

     If the Reorganization is approved by shareholders, it is likely that, for a period of time following the Reorganization, investments in the Underlying Funds will not be within the ranges set forth above. To insure that the investments in the Underlying Funds comply with each Fund's range, the FASF Funds may alter the permissible ranges, which would require the prospectus to be amended and supplemented, or adjust the investments in the Underlying Funds. Changes in investments may result in a realization of capital gains for the Funds and Shareholders.


     INVESTMENT ADVISORY FEES AND TOTAL EXPENSE RATIOS. Currently, FBNA serves as the investment adviser for each of the FASF Funds, and would continue to do so after the Reorganization at the fee rates stated in Table III below. FBNA is also providing investment advisory services to the Qualivest Portfolios under the Interim Advisory Agreement.

     Table III shows (i) the advisory fees in dollars actually paid by the Qualivest Portfolios for the six month period ended January 31, 1997, (ii) the current contractual advisory fee rates payable with respect to the Qualivest Portfolios (which are the same as the effective advisory fee rates for the latest fiscal period, since no fees were waived), (iii) the post-Reorganization contractual advisory fees payable with respect to the corresponding FASF Funds,
(iv) the current total expense ratio of the Qualivest Portfolios after waivers and (v) the pro forma total expense ratio of the corresponding FASF Funds based upon the fee arrangements, including waivers and reimbursements, that will be in place upon consummation of the Reorganization. All fee rates are annualized, and are computed daily and payable monthly based on a Qualivest Portfolio's or FASF Fund's average daily net assets. Table III shows that while the contractual investment advisory fee rates of the FASF Funds are higher than the contractual rates for the corresponding Qualivest Portfolios, FBNA has agreed to waive fees and reimburse expenses to the extent necessary to maintain, commencing on the Closing and until September 30, 1998, an expense ratio of 0.25% for each FASF Fund, which is the same as or lower than the current expense ratios of the corresponding Qualivest Portfolios. FBNA has also agreed that, from October 1, 1998 through September 30, 1999, it will waive fees and reimburse expenses to the extent necessary so that no FASF Fund will have total fund operating expense ratios in excess of those currently applicable to the Class A shares of its corresponding Qualivest Portfolio, as set forth in Appendix IV. Detailed pro forma expense information for each proposed reorganization is included in Appendix IV to this Combined Proxy Statement/Prospectus.


                                    TABLE III
              INVESTMENT ADVISORY AND TOTAL EXPENSE INFORMATION(1)



                                                                         POST-
                                                       CURRENT       REORGANIZATION        TOTAL FUND         PRO FORMA FUND
                                 ADVISORY FEES       CONTRACTUAL      CONTRACTUAL          OPERATING            OPERATING
                                 FOR SIX MONTHS       ADVISORY          ADVISORY            EXPENSES            EXPENSES
NAME OF QUALIVEST PORTFOLIO     ENDED 1/31/97(2)      FEE RATE          FEE RATE        AS OF 1/31/97(3)     (AFTER WAIVERS)
-----------------------------   ----------------     -----------     --------------     ----------------     ---------------
Allocated                            $ 2,255            0.05%            0.25%               0.63%                0.25%
Conservative                                                                               (Class A)
Fund                                                                                         0.39%
                                                                                           (Class Y)
Allocated                            $15,575            0.05%            0.25%               0.53%                0.25%
Balanced Fund                                                                              (Class A)
                                                                                             0.25%
                                                                                           (Class Y)
Allocated Growth                     $ 3,602            0.05%            0.25%               0.56%                0.25%
Fund                                                                                       (Class A)
                                                                                             0.29%
                                                                                           (Class Y)
Allocated                            $ 2,874            0.05%            0.25%               0.59%                0.25%
Aggressive Fund                                                                            (Class A)
                                                                                             0.32%
                                                                                           (Class Y)



------------------
(1) Fee Rates and Expense Ratios are based on a percentage of average net assets.

(2)  The Qualivest Portfolios commenced operations on May 1, 1996.

(3)  Annualized, based on the six-month period ended January 31, 1997
     (unaudited).


     FASF FUNDS' INVESTMENT ADVISORY AGREEMENT. After the Closing, FBNA will continue to serve as the investment adviser for each FASF Fund pursuant to the FASF Funds' Investment Advisory Agreement. As set forth in Table III, the contractual fee rates of the FASF Funds differ from those of the corresponding Qualivest Portfolios. In addition, there are certain differences between the Interim Advisory Agreement and the FASF Funds' Investment Advisory Agreement. The significant differences between these Agreements are summarized and compared in Appendix V to this Combined Proxy Statement/Prospectus.


     INFORMATION ABOUT FBNA AND OTHER SERVICE PROVIDERS. FBNA acts as the investment adviser to the FASF Funds through its First Asset Management group. FBNA has acted as an investment adviser to FASF since its inception in 1996 and has acted as investment adviser to FAIF and FAF since 1987 and 1982, respectively. Additional information about FBNA is set forth above under "Information Relating to the Interim Advisory Agreement - Information About FBNA."

     The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

     Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FASF has received an opinion from its counsel that FBNA and its affiliates are not prohibited from performing the services contemplated by the FASF Funds' Investment Advisory Agreement and the prospectus for the FASF Funds. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, FBNA and its affiliates might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

     The other service providers for the Qualivest Portfolios and the FASF Funds are different, as set forth in the following table.


                             OTHER SERVICE PROVIDERS
                     FOR QUALIVEST PORTFOLIOS AND FASF FUNDS


                         QUALIVEST PORTFOLIOS               FASF FUNDS
                         --------------------               ----------
Distributor              BISYS Fund Services                SEI Investments Distribution Co.
Administrator            BISYS Fund Services                SEI Investments Management Corporation
Transfer Agent           BISYS Fund Services Ohio, Inc.     DST Systems, Inc.
Custodian                United States National Bank        First Trust National Association
                          of Oregon
Independent Auditors     Deloitte & Touche LLP              KPMG Peat Marwick LLP

     BISYS Fund Services, a division of BISYS Group, Inc., maintains offices at 3435 Stelzer Road, Columbus, Ohio 43219-3035. SEI Investments Distribution Co. and SEI Investments Management Corporation, wholly owned subsidiaries of SEI Investments Company, are located at Oaks, Pennsylvania 19456.

     SHARE STRUCTURE. Both Qualivest and FASF are registered as open-end management investment companies under the 1940 Act. Each offers its shares in a number of separate investment portfolios, or "funds."


     Qualivest is organized as a Massachusetts business trust and is subject to the provisions of its Declaration of Trust and By-Laws. Qualivest is authorized to issue an unlimited number of units of beneficial interest (referred to herein as shares), without par value, which may be divided into separate portfolios and separate classes of shares. FASF is organized as a corporation under the laws of the State of Minnesota and is subject to the provisions of its Articles of Incorporation and Bylaws. Although the rights of shareholders of a Minnesota corporation vary in certain respects from the rights of a shareholder of a Massachusetts business trust, the attributes of a share of common stock in FASF are comparable to those of a share of beneficial interest in Qualivest, except that there are differences with respect to voting rights. Shares of the FASF Funds are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of the Qualivest Portfolios are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders of both the Qualivest Portfolios and the FASF Funds will vote in the aggregate and not by portfolio or class except as otherwise required by law or when portfolio or class voting is permitted by their Board of Trustees/Directors. Shares of both the Qualivest Portfolios and FASF have noncumulative voting rights. In addition, shares of FASF have no pre-exemptive or conversion rights and shares of the Qualivest Portfolios have only such conversion rights, exchange rights and preemptive rights as the Board of Trustees of Qualivest may grant in its discretion. When issued for payment or in accordance with their dividend reinvestment plans, as described in their respective prospectuses, FASF Fund shares and Qualivest shares are fully paid and non-assessable except, with respect to Qualivest, as required under Massachusetts law.

     Under Minnesota law, FASF Fund shareholders have no personal liability for FASF's acts or obligations. Under Massachusetts law, shareholders of Qualivest could, under certain circumstances, be held personally liable for the obligations of Qualivest. However, Qualivest's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of Qualivest. The Declaration of Trust also provides for indemnification out of the property of a Qualivest Portfolio of any shareholder held personally liable by reason of being or having been a shareholder of the Portfolio. Thus, the risk of a shareholder incurring a financial loss on account of shareholder liability is limited to circumstances in which a Qualivest Portfolio itself would be unable to meet its obligations.

     The Qualivest Portfolios offer Class A and Class Y shares in order to allocate certain expenses, such as distribution and shareholder servicing fees and other "class" expenses to different shareholder groups for which the fees and expenses are incurred. The FASF Funds currently do not offer separate share classes.

     Additional information concerning the attributes of the shares issued by Qualivest and FASF is included in their respective prospectuses, as supplemented to the date hereof, which are incorporated herein by reference. Shareholders may obtain copies of FASF's Articles of Incorporation and Bylaws and Qualivest's Declaration of Trust and By-Laws from FASF upon written request at its principal office.

     DISTRIBUTION AND SHAREHOLDER SERVICE PLANS. FASF has adopted and entered into a shareholder service plan and agreement (the "Service Agreement") pursuant to which the distributor of the Funds' shares agrees to provide, or to enter into written agreements with service providers to provide, one or more specified shareholder services to beneficial owners of shares of the FASF Funds. In consideration of the services and facilities to be provided by the FASF Funds' distributor or any service provider, each FASF Fund pays to the distributor a shareholder servicing fee at an annual rate of 0.25% of the average net asset value of all shares of each FASF Fund, which fee is computed daily and paid monthly. The shareholder servicing fee is intended to compensate the distributor of the FASF Funds' shares for the provision of shareholders services and may be used by the distributor to provide compensation to institutions through which shareholders hold their shares for ongoing service and/or maintenance of shareholder accounts.

     Qualivest has adopted a distribution and shareholder service plan with respect to the Class A shares of each Qualivest Portfolio (the "Class A Plan"). The Class Y shares of the Qualivest Portfolios are not subject to a distribution and shareholder service plan. However, each Portfolio has adopted, but not implemented, a plan under which up to 0.25% of its average daily net assets attributable to Class Y shares may be expended to procure shareholder services.

     Pursuant to Qualivest's Class A Plan, each Portfolio is authorized to pay or reimburse the distributor of the Class A shares for certain expenses incurred in connection with shareholder servicing and distribution services. Payments under the Class A Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class A shares of each Portfolio. Payments to the distributor of Qualivest Portfolio shares pursuant to Qualivest's Class A Plan are used (i) to compensate banks, broker-dealers and other institutions for providing distribution assistance relating to Qualivest Portfolio shares, (ii) for promotional activities intended to result in the sales of Qualivest Portfolio shares, such as to pay for the preparation, printing and distribution of prospectuses to other than current Qualivest Portfolio shareholders, and (iii) to compensate banks, broker-dealers and other institutions for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of shares of the Portfolios.

     SHAREHOLDER TRANSACTIONS AND SERVICES. The respective purchase, redemption, exchange, dividend and other policies and procedures of the FASF Funds and the corresponding Qualivest Portfolios are generally similar. These policies and procedures are more fully set forth in Appendix VI to this Combined Proxy Statement/Prospectus.

     Qualivest Portfolios' Class A and Class Y shareholders will receive the same class of FASF Fund shares in connection with the Reorganization, as the FASF Funds issue their shares in only one class. As shown in Appendix VI, there are differences in the sales charge structures applicable to the Class A shares of the Qualivest Portfolios and the FASF Fund shares to be received in the Reorganization. The Class A shares of the Qualivest Portfolios are currently sold with a front-end sales charge. Qualivest Portfolios' Class Y shares, and all FASF Fund shares, are currently sold at net asset value without any front-end or contingent deferred sales charge. NO SALES CHARGE WILL BE IMPOSED ON ANY OF THE FASF FUND SHARES THAT ARE ISSUED TO QUALIVEST SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

     Purchase, redemption and exchange procedures for the Qualivest Portfolios are generally similar to those for the FASF Funds. However, the minimum purchase amount is lower for the Class A shares of the Qualivest Portfolios than for the FASF Funds. The minimum purchase required to open an account generally is $500 for the Class A shares of the Qualivest Portfolios and $1,000 for the FASF Funds. Subsequent purchases generally require a minimum payment of $100 in both instances. Class Y shares of the Qualivest Portfolios are offered only through trust departments of banks and through other institutional investors for moneys that are held in a fiduciary, agency, custodial or similar capacity.

     There are also some differences in the dividend policies of the Qualivest Portfolios and the FASF Funds. For the Allocated Conservative Fund and Allocated Balanced Fund, and for their corresponding FASF Funds, net income dividends are declared and paid monthly. For the Qualivest Allocated Growth Fund and Allocated Aggressive Fund, which invest in Underlying Portfolios that in turn invest primarily in equity securities, net income dividends are declared and paid quarterly. For their corresponding FASF Funds, however, such dividends are declared and paid monthly. For all Funds and Portfolios, distributions of any net realized long-term capital gains are made at least once annually.


                     INFORMATION RELATING TO VOTING MATTERS


     GENERAL INFORMATION. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Qualivest. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Qualivest and FASF also may solicit proxies by telephone, telegraph or personal interview. In this connection, FASF may retain a third party to assist in the solicitation of proxies for the Reorganization. The cost of solicitation is estimated to be approximately $32,000 and will be borne by FBNA. Shareholders may vote by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Qualivest a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Only shareholders of record at the close of business on September 2, 1997 will be entitled to vote at the Meeting. On that date, the following shares of the Qualivest Portfolios were outstanding and entitled to be voted.



NAME OF PORTFOLIO AND CLASS      SHARES ENTITLED TO VOTE
------------------------------   -----------------------

Allocated Conservative Fund -
  Class A Shares                           308,506
  Class Y Shares                            42,197
Allocated Balanced Fund -
  Class A Shares                           991,350
  Class Y Shares                        11,043,900
Allocated Growth Fund -
  Class A Shares                         1,222,580
  Class Y Shares                         1,128,969
Allocated Aggressive Fund -
  Class A Shares                           726,985
  Class Y Shares                         1,887,704


     Shares are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

     SHAREHOLDER AND BOARD APPROVALS. Pursuant to the Application, and the conditions under which the Order was granted by the SEC, the Interim Advisory Agreement is being submitted for the ratification and approval of the shareholders of each of the Qualivest Portfolios. The Interim Advisory Agreement must be ratified and approved by a majority of the outstanding shares of a Qualivest Portfolio in order to remain effective with respect to such Portfolio. In the event the Interim Advisory Agreement is not ratified and approved with respect to a Qualivest Portfolio, the Interim Advisory Agreement will terminate, the investment advisory fees accrued under such Agreement and held in escrow with respect to that Portfolio will be returned to the Portfolio, and Qualivest's Board of Trustees will consider what actions should be taken with respect to management of the assets of the Qualivest Portfolio until a new investment advisory agreement is approved by the shareholders of that Portfolio or the Reorganization occurs.

     The Reorganization Agreement is being submitted for approval at the Meeting by the shareholders of each of the Qualivest Portfolios pursuant to the provisions of Qualivest's Declaration of Trust. The Reorganization Agreement must be approved for each Qualivest Portfolio by a majority of the shares outstanding and entitled to vote of such Qualivest Portfolio, voting separately on a portfolio-by-portfolio basis. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to some but not all of the Qualivest Portfolios, the Board of Directors of FASF and the Board of Trustees of Qualivest may, in the exercise of their reasonable business judgment, either abandon the Reorganization Agreement with respect to all of the Qualivest Portfolios or direct that the Reorganization and the other transactions described in the Reorganization Agreement be consummated to the extent they deem advisable.

     The term "majority of the outstanding shares" of a particular Qualivest Portfolio means the lesser of (i) 67% of the shares of the Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of such Portfolio are present or (ii) more than 50% of the outstanding shares of the Portfolio, as applicable. The vote of the shareholders of the FASF Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.


     The approval of the Reorganization Agreement by the Board of Trustees of Qualivest is discussed above under "Information Relating to the Proposed Reorganization - Board Considerations." The Reorganization Agreement was unanimously approved by the Board of Directors of FASF at a meeting held on August 14, 1997.

     As of September 2, 1997, the officers and Trustees of Qualivest as a group owned less than 1% of each Qualivest Portfolio. As of September 2, 1997, the officers and Directors of FASF as a group owned less than 1% of each FASF Fund. Table IV(A) shows the name, address and share ownership of each person known to Qualivest to have beneficial and/or record ownership with respect to 5% or more of a class of a Qualivest Portfolio as of September 2, 1997. Table IV(B) shows the name, address and share ownership of each person known to FASF to have beneficial or record ownership with respect to 5% or more of a class of a FASF Fund as of September 2, 1997.


                                   TABLE IV(A)
           QUALIVEST PORTFOLIOS - 5% OWNERSHIP AS OF SEPTEMBER 2, 1997



                                                                            NUMBER OF                     PERCENTAGE
                                                                             SHARES       PERCENTAGE     OF PORTFOLIO
FASF FUND                                  NAME AND ADDRESS                   OWNED        OF CLASS      POST-CLOSING
-----------------------------   ---------------------------------------     ---------     ----------     ------------
Allocated Conservative Fund      *Unit & Co.                                  126,415        14.98%          3.06%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *TELCO                                        62,809         7.44%          1.52%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *Romnia Ent. 401K Plan                       214,887        25.46%          5.21%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *Kipp and Christian 401K                      91,144        10.80%          2.21%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *Dr. Leland E. Armstrong, Sep IRA             47,408         5.62%          1.15%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

Allocated Growth Fund            *UNIT & CO.                                  628,934        55.71%         18.65%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *TELCO                                        71,542         6.34%          2.12%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *Avonmore West, Inc. 401K                    201,882        17.88%          5.98%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                 *Forest City Trading CRP/Alloc. Grwth.       144,174        12.77%          4.27%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

Allocated Balanced Fund          *UNIT & CO.                                7,451,915        67.48%         52.90%
                                  c/o First Asset Management
                                  601 2nd Avenue South MPFP 0505
                                  Minneapolis, MN 55402

                                                                NUMBER OF                     PERCENTAGE
                                                                 SHARES       PERCENTAGE     OF PORTFOLIO
FASF FUND                           NAME AND ADDRESS              OWNED        OF CLASS      POST-CLOSING
---------------------------   -------------------------------   ---------     ----------     ------------
                               *TELCO                           1,230,437        11.14%          8.73%
                                c/o First Asset Management
                                601 2nd Avenue South MPFP 0505
                                Minneapolis, MN 55402

                               *Wachovia Bank, N.A.             2,228,765        20.18%         15.82%
                                Trust US Bancorp
                                Deferred Compensation Trust
                                301 North Main St.
                                Winston Salem, NC 27150

Allocated Aggressive Fund      *UNIT & CO.                      1,539,055        81.53%         45.00%
                                c/o First Asset Management
                                601 2nd Avenue South MPFP 0505
                                Minneapolis, MN 55402

                               *Forest City Trading               184,919         9.80%          5.41%
                                601 2nd Avenue South MPFP 0505
                                Minneapolis, MN 55402



------------------
 *Record holder only.

**Known to Qualivest to be beneficial owner.


                                   TABLE IV(B)
                FASF FUNDS - 5% OWNERSHIP AS OF SEPTEMBER 2, 1997



                                                                           NUMBER OF                     PERCENTAGE
                                                                            SHARES       PERCENTAGE     OF PORTFOLIO
FASF FUND                                    NAME AND ADDRESS                OWNED        OF CLASS      POST-CLOSING
---------------------------------   ------------------------------------   ---------     ----------     ------------
Strategy Income Fund                 *VAR & Co.                              318,023        10.71%          7.71%
                                      PO Box 64482
                                      St. Paul, MN 55164-0482

                                     *Service 145 Corp                       510,572        17.19%         12.38%
                                      Attn: Ron Heagle, Pres.
                                      50 Green Meadow Blvd.
                                      Eagan, MN 55121

Strategy Growth Fund                 *Video Professor                         60,445         5.93%          1.79%
                                      1310 Wadsworth Blvd.
                                      Suite 100
                                      Lakewood, CO 80215-5169

                                    **Douglas Spedding TTEE                   86,040         8.44%          2.55%
                                      R. Douglas Spedding Trust
                                      C/O 4380 E. Alameda Ave.
                                      Glendale, CO 80222

Strategy Growth & Income Fund        *Commercial Contractors Eqp. Inc.       143,219         6.99%          1.01%
                                      P.O. Box 81036
                                      Lincoln, NE 68501-1036

Strategy Aggressive Growth Fund     **Douglas Spedding TTEE                   83,345        10.34%          2.43%
                                      R. Douglas Spedding Trust
                                      C/O 4380 E. Alameda Ave.
                                      Glendale, CO 80222



------------------
 *Record holder only.

**Known to FASF to be beneficial owner.


     QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Interim Advisory Agreement or the Reorganization Agreement are not received with respect to one or more of the Qualivest Portfolios, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Qualivest Portfolios (but not the other Qualivest Portfolios) on some or all matters before any such adjournment(s) if sufficient votes have been received for approval. A quorum is constituted with respect to a Qualivest Portfolio by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Portfolio entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

     ANNUAL MEETINGS. Shareholder meetings are not required by Qualivest's Declaration of Trust or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. Qualivest is required to call a special shareholder meeting for purposes of considering the removal of one or more Trustees upon the written request of shareholders holding not less than 10% of the outstanding votes of Qualivest. The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.


     INTERESTS OF CERTAIN PERSONS. The following receive payments from the FASF Funds for services rendered pursuant to contractual arrangements with the
Funds: FBNA, as the adviser of each Fund, receives payments for its investment advisory and management services; SEI Investments Distribution Co., as the distributor for each Fund, receives payments for providing distribution services; SEI Investments Management Corporation, in its capacity as the administrator for each Fund, receives payments for providing shareholder servicing, legal and accounting and other administrative personnel and services; DST Systems, Inc., in its capacity as transfer and dividend disbursing agent for each Fund, receives payments for providing transfer agency and dividend disbursing services; and First Trust National Association, a subsidiary of New U.S. Bancorp, receives payments for providing custodial services for each Fund, and may also act as securities lending agent in connection with the Funds' securities lending transactions and receive, as compensation for such securities lending services, fees based on a percentage of the Funds' income from such securities lending transactions.



                        ADDITIONAL INFORMATION ABOUT FASF

     Additional information about the FASF Funds is included in its Prospectus and Statement of Additional Information dated January 31, 1997, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing to FASF, c/o SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-637-2548. FASF is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by FASF can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Combined Proxy Statement/Prospectus concerning FASF was provided by FASF.

                     ADDITIONAL INFORMATION ABOUT QUALIVEST

     Additional information about the Qualivest Portfolios is included in the Prospectuses, dated December 1, 1996, as supplemented through the date hereof, which have been filed with the SEC. Copies of these Prospectuses and the related Statement of Additional Information may be obtained without charge by writing to Qualivest Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 1-800-743-8637. Reports and other information filed by Qualivest can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Qualivest Funds listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Combined Proxy Statement/Prospectus concerning Qualivest was provided by Qualivest.


                              FINANCIAL STATEMENTS

     The audited statements of assets and liabilities, including the schedules of portfolio investments, of the Qualivest Portfolios as of July 31, 1996, and the related statements of operations, statements of changes in net assets and financial highlights for the period then ended, as included in the July 31, 1996 Annual Report of Qualivest, and the audited statement of assets and liabilities of the FASF Funds as of September 5, 1996, have been incorporated by reference into this Combined Proxy Statement/Prospectus in reliance on the respective reports of Deloitte & Touche LLP, independent auditors for Qualivest, and KPMG Peat Marwick LLP, independent auditors for FASF, given on the authority of such firms as experts in accounting and auditing. In addition, the unaudited January 31, 1997 financial statements of the Qualivest Portfolios and the unaudited March 31, 1997 financial statements of the FASF Funds, as included in the January 31, 1997 Semi-Annual Report of Qualivest and the March 31, 1997 Semi-Annual Report of FASF, are incorporated herein by reference.


                                 OTHER BUSINESS

     Qualivest's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                              SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to Qualivest Funds or to First American Strategy Funds, Inc. in writing at the appropriate addresses on the cover page of this Combined Proxy Statement/Prospectus or by telephoning Qualivest at 1-800-743-8637 or FASF at 1-800-637-2548.

                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFAX OR VOTE BY TELEPHONE.

     QUALIVEST FUNDS WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS JULY 31, 1996 SHAREHOLDERS REPORT AND ITS JANUARY 31, 1997 SEMI-ANNUAL SHAREHOLDERS REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO 3435 STELZER ROAD, COLUMBUS, OHIO 43219 OR BY TELEPHONE AT 1-800-743-8637.

                                                                     APPENDIX I


                          INVESTMENT ADVISORY AGREEMENT

     AGREEMENT made this day 1st of August, 1997, between QUALIVEST FUNDS (the "Trust"), a Massachusetts business trust having its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and FIRST BANK NATIONAL ASSOCIATION (the "Investment Adviser"), a national banking association, having its principal place of business at First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402.

     WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and administrative services to newly created investment portfolios of the Trust and may retain the Investment Adviser to serve in such capacity with respect to certain additional investment portfolios of the Trust, all as now or hereafter may be identified in Schedule A hereto as such Schedule may be amended from time to time (individually referred to herein as a "Fund" and collectively referred to herein as the "Funds") and the Investment Adviser represents that it is willing and possesses legal authority to so furnish such services without violation of applicable laws and regulations;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Funds for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. Additional investment portfolios may from time to time be added to those covered by this Agreement by the parties executing a new Schedule A which shall become effective upon its execution and shall supersede any Schedule A having an earlier date.

     2. DELIVERY OF DOCUMENTS. The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

     (a) the Trust's Agreement and Declaration of Trust, dated as of May 19, 1994, and any and all amendments thereto or restatements thereof (such Declaration, as presently in effect and as it shall from time to time be amended or restated, is herein called the "Declaration of Trust");

     (b)  the Trust's By-Laws and any amendments thereto;

     (c) resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

     (d) the Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission (the "Commission") on May 20, 1994, and all amendments thereto;

     (e) the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and under the 1940 Act as filed with the Commission and all amendments thereto (the "Registration Statement"); and

     (f) the most recent Prospectus and Statement of Additional Information of each of the Funds (such Prospectus and Statement of Additional Information, as presently in effect, and all amendments and supplements thereto, are herein collectively called the "Prospectus").

     The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing.

     3. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Funds. The Investment Adviser will provide the services under this Agreement in accordance with each of the Fund's investment objectives, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

     (a) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (b) will conform with all applicable Rules and Regulations of the Commission under the 1940 Act and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

     (c) will not make loans to any person to purchase or carry units of beneficial interest ("shares") in the Trust or make loans to the Trust;

     (d) will place or cause to be placed orders for the Funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation and to the extent permitted by the 1940 Act, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. In no instance will portfolio securities be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services or the Investment Adviser, except to the extent permitted by the 1940 Act and the Commission;

     (e) will maintain all books and records with respect to the securities transactions of the Funds and will furnish the Trust's Board of Trustees with such periodic and special reports as the Board may request;

     (f) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and the Funds and prior, present or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust;

     (g) will maintain its policy and practice of conducting its fiduciary functions independently. In making investment recommendations for the Funds, the Investment Adviser's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Trust's account are customers of the Investment Adviser or of its parent or its subsidiaries or affiliates. In dealing with such customers, the Investment Adviser and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Trust;

     (h) will promptly review all (1) current security reports, (2) summary reports of transactions and (3) current cash position reports upon receipt thereof from the Trust and will report any errors or discrepancies in such reports to the Trust or its designee within three (3) business days; and

     (i) will use its best efforts to obtain and provide to the Trust's fund accountant (1) dealer quotations, (2) prices from a pricing service,
          (3) matrix prices, or (4) any other price information believed to be reliable by the Investment Adviser with respect to any security held by a Fund, when requested to do so by the Trust's fund accountant.

     4. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     5. BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Funds are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the following records: (a) completed trade tickets for all portfolio transactions, (b) broker confirmations for individual and block trades, (c) credit files relating to (i) money market securities and their issuers, (ii) repurchase agreement counterparties and (iii) letter of credit providers, (d) transaction records indicating the method of allocation with respect to the selection of brokers, and (e) such other records that may be deemed necessary and appropriate by the parties to this Agreement.

     6. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

     7. COMPENSATION. For the services provided and the expenses assumed pursuant to this Agreement, each of the Funds will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee as set forth on Schedule A hereto. The obligation of each Fund to pay the above-described fee to the Adviser will begin as of the date of the initial public sale of shares in such Fund. The fee attributable to each Fund shall be the obligation of that Fund and not of any other Fund.

     Pursuant to the terms of an order of exemption granted by the Commission in QUALIVEST FUNDS, ET AL., Investment Company Act Rel. No. 22771 (July 29,
1997), all fees payable under this Agreement by any Fund shall be payable to an independent escrow agent to be maintained in an interest-bearing escrow account until this Agreement is approved by shareholders in accordance with the provisions of Section 9 of this Agreement. If shareholders of any Fund fail to approve this Agreement, the escrow agent will pay to the Fund the applicable escrow amounts (including interest earned). The escrow agent will release the escrow funds only upon receipt of a certificate from officers of the Trust stating whether the escrowed funds are to be delivered to the Investment Adviser or to the Fund.

     If in any fiscal year the aggregate expenses of any of the Funds (as defined under the securities regulations of any state having jurisdiction over the Trust) exceed the expense limitations of any such state, the Investment Adviser will reimburse the Fund for a portion of such excess expenses equal to such excess times the ratio of the fees otherwise payable by the Fund to the Investment Adviser hereunder to the aggregate fees otherwise payable by the Fund to the Investment Adviser hereunder and to BISYS Fund Services under the Management and Administration Agreement between BISYS Fund Services and the Trust. The obligation of the Investment Adviser to reimburse the Funds hereunder is limited in any fiscal year to the amount of its fee hereunder for such fiscal year, provided, however, that notwithstanding the foregoing, the Investment Adviser shall reimburse the Funds for such proportion of such excess expenses regardless of the amount of fees paid to it during such fiscal year to the extent that the securities regulations of any state having jurisdiction over the Trust so require. Such expense reimbursement, if any, will be estimated daily and reconciled and paid on a monthly basis.

     8. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. It is further agreed that the Investment Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the 1940 Act and the 1933 Act, except for information supplied by the Investment Adviser for inclusion therein or information known by the Investment Adviser to be false or misleading. The Trust agrees to indemnify the Investment Adviser to the full extent permitted by the Trust's Declaration of Trust.

     9. DURATION AND TERMINATION. This Agreement will become effective with respect to each Fund listed on Schedule A as of the date first written above (or, if a particular Fund is not in existence on that date, on the date a registration statement relating to that Fund becomes effective with the Commission) and, unless sooner terminated as provided herein, shall continue in effect for an initial period of 120 days, provided that this Agreement is approved by a majority of the outstanding voting securities of the applicable Fund. Thereafter, if not terminated, this Agreement shall continue in effect as to a particular Fund for successive one-year terms, only so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of all votes attributable to the outstanding shares of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to a particular Fund at any time on sixty days' written notice, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund) or by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons" and "assignment" shall have the same meanings as ascribed to such terms in the 1940 Act.)

     10. INVESTMENT ADVISER'S REPRESENTATIONS. The Investment Adviser hereby represents and warrants that it is willing and possesses all requisite legal authority to provide the services contemplated by this Agreement without violation of applicable laws and regulations.

     11. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     12. GOVERNING LAW. This Agreement shall be governed by and its provisions shall be construed in accordance with the laws of the Commonwealth of Massachusetts.

     13. MISCELLANEOUS. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees, and this Agreement has been signed and delivered by an authorized officer of the Trust, acting as such, and neither such authorization by the Trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Trust's Agreement and Declaration of Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


[SEAL]                                  QUALIVEST FUNDS

                                        By:
                                            ------------------------------------

                                        Title:
                                               ---------------------------------



[SEAL]                                  FIRST BANK NATIONAL ASSOCIATION


                                        By:
                                            ------------------------------------

                                        Title:
                                               ---------------------------------

                                                          Dated: August 1, 1997


                                   SCHEDULE A
                      TO THE INVESTMENT ADVISORY AGREEMENT
                           BETWEEN QUALIVEST FUNDS AND
                         FIRST BANK NATIONAL ASSOCIATION

               NAME OF FUND                                        COMPENSATION
               ------------                                        -------------
Qualivest U.S. Treasury Money Market Fund      Annual rate of thirty five one-hundredths of one
                                               percent (.35%) of the average daily net assets of
                                               such Fund.

Qualivest Money Market Fund                    Annual rate of thirty five one-hundredths of one
                                               percent (.35%) of the average daily net assets of
                                               such Fund.

Qualivest Tax-Free Money Market Fund           Annual rate of thirty five one-hundredths of one
                                               percent (.35%) of the average daily net assets of
                                               such Fund.

Qualivest Intermediate Bond Fund               Annual rate of sixty one-hundredths of one percent
                                               (.60%) of the average daily net assets of such Fund.

Qualivest Diversified Bond Fund                Annual rate of sixty one-hundredths of one percent
                                               (.60%) of the average daily net assets of such Fund.

Qualivest Tax-Free National Bond Fund          Annual rate of fifty one-hundredths of one percent
                                               (.50%) of the average daily net assets of such Fund.

Qualivest Large Companies Growth Fund          Annual rate of one percent (1.00%) of the average
                                               daily net assets of such Fund.

Qualivest MicroCap Value Fund                  Annual rate of one percent (1.00%) of the average
                                               daily net assets of such Fund.

Qualivest Small Companies Value Fund           Annual rate of eighty one-hundredths of one percent
                                               (.80%) of the average daily net assets of such Fund.

Qualivest Large Companies Value Fund           Annual rate of seventy five one-hundredths of one
                                               percent (.75%) of the average daily net assets of
                                               such Fund.

Qualivest Income Equity Value Fund             Annual rate of sixty one-hundredths of one percent
                                               (.60%) of the average daily net assets of such Fund.

Qualivest International Opportunities Fund     Annual rate of sixty one-hundredths of one percent
                                               (.60%) of the average daily net assets of such Fund.

Qualivest Optimized Stock Fund                 Annual rate of fifty one-hundredths of one percent
                                               (.50%) of the average daily net assets of such Fund.

Qualivest Allocated Conservative Fund          Annual rate of five one-hundredths of one percent
                                               (.05%) of the average daily net assets of such Fund.

Qualivest Allocated Balanced Fund              Annual rate of five one-hundredths of one percent
                                               (.05%) of the average daily net assets of such Fund.

           NAME OF FUND                                     COMPENSATION
           ------------                                     ------------
Qualivest Allocated Growth Fund         Annual rate of five one-hundredths of one percent
                                        (.05%) of the average daily net assets of such Fund.

Qualivest Allocated Aggressive Fund     Annual rate of five one-hundredths of one percent
                                        (.05%) of the average daily net assets of such Fund.

------------------
All fees are computed daily and paid monthly.



                                        QUALIVEST FUNDS


                                        By:
                                            ------------------------------------

                                        Name:
                                              ----------------------------------

                                        Title:
                                               ---------------------------------



                                        FIRST BANK NATIONAL ASSOCIATION


                                        By:
                                            ------------------------------------

                                        Name:
                                              ----------------------------------

                                        Title:
                                               ---------------------------------

                                                                    APPENDIX II


                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                         FIRST BANK NATIONAL ASSOCIATION

     The directors and the principal executive officer of FBNA are listed below, together with their addresses and principal occupations.


                                                                  OTHER POSITIONS AND OFFICES
NAME                     POSITIONS AND OFFICES WITH FBNA         AND PRINCIPAL BUSINESS ADDRESS
----                 --------------------------------------   ------------------------------------
John F. Grundhofer   Chairman, President and Chief            President and Chief Executive
                     Executive Officer                        Officer of U.S. Bancorp*

Richard A. Zona      Director and Vice Chairman-Finance       Vice Chairman-Finance of U.S.
                                                              Bancorp*

Philip G. Heasley    Director and Vice Chairman               Vice Chairman and Group Head of
                                                              the Retail Product Group of U.S.
                                                              Bancorp*

Daniel C. Rohr       Director and Executive Vice President    Executive Vice President,
                                                              Commercial Banking Group of U.S.
                                                              Bancorp*

J. Robert Hoffman    Director, Executive Vice President and   Executive Vice President and Chief
                     Chief Credit Officer                     Credit Officer of U.S. Bancorp*

Lee R. Mitau         Director, Executive Vice President,      Executive Vice President, General
                     General Counsel and Secretary            Counsel and Secretary of U.S.
                                                              Bancorp*

Susan E. Lester      Director, Executive Vice President and   Executive Vice President and Chief
                     Chief Financial Officer                  Financial Officer of U.S. Bancorp*

Robert D. Sznewajs   Director and Vice Chairman               Vice Chairman of U.S. Bancorp*

Gary T. Duim         Director and Vice Chairman               Vice Chairman of U.S. Bancorp*



------------------
* Address: 601 Second Avenue South, Minneapolis, Minnesota 55402.

                                                                   APPENDIX III


                      AGREEMENT AND PLAN OF REORGANIZATION
                                 BY AND BETWEEN
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                               AND QUALIVEST FUNDS

                       DATED: AS OF               , 1997


                               TABLE OF CONTENTS

SECTION                                                                   PAGE
-------                                                                   ----
 1.     CONVEYANCE OF ASSETS OF QUALIVEST FUNDS ......................      2
 2.     LIQUIDATION OF QUALIVEST FUNDS ...............................      3
 3.     EFFECTIVE TIME OF THE REORGANIZATION .........................      3
 4.     CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF
          QUALIVEST ..................................................      4
 5.     CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FASF ...      6
 6.     SHAREHOLDER ACTION ...........................................      7
 7.     REGULATORY FILINGS ...........................................      8
 8.     FASF CONDITIONS ..............................................      8
 9.     QUALIVEST CONDITIONS .........................................     10
10.     FURTHER ASSURANCES ...........................................     11
11.     INDEMNIFICATION ..............................................     11
12.     SURVIVAL OF REPRESENTATIONS AND WARRANTIES ...................     11
13.     TERMINATION OF AGREEMENT .....................................     12
14.     AMENDMENT AND WAIVER .........................................     12
15.     GOVERNING LAW ................................................     12
16.     SUCCESSORS AND ASSIGNS .......................................     12
17.     BENEFICIARIES ................................................     12
18.     BROKERAGE FEES AND EXPENSES ..................................     12
19.     QUALIVEST LIABILITY ..........................................     12
20.     NOTICES ......................................................     12
21.     ANNOUNCEMENTS ................................................     13
22.     ENTIRE AGREEMENT .............................................     13
23.     COUNTERPARTS .................................................     13

     This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of       , 1997 by and between Qualivest Funds ("Qualivest"), a
Massachusetts business trust consisting of multiple investment portfolios including, among others, Allocated Conservative Fund, Allocated Balanced Fund, Allocated Growth Fund and Allocated Aggressive Fund (the "Qualivest Funds") and First American Strategy Funds, Inc. ("FASF"), a Minnesota corporation consisting of the following investment portfolios: Strategy Income Fund, Strategy Growth and Income Fund, Strategy Growth Fund and Strategy Aggressive Growth Fund (the "FASF Funds").

     WHEREAS, each of Qualivest and FASF is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the parties desire that the assets and liabilities of each Qualivest Fund be conveyed to, and be acquired and assumed by, the respective FASF Fund corresponding thereto, as stated herein, in exchange for shares of specified classes of the corresponding FASF Fund which shall thereafter promptly be distributed by Qualivest to the shareholders of the corresponding classes of the Qualivest Fund in connection with its liquidation as described in this Agreement (the "Reorganization"); and

     WHEREAS, Qualivest maintains nine additional investment portfolios that have commenced operations - U.S. Treasury Money Market Fund, Money Market Fund, Tax-Free Money Market Fund, Large Companies Value Fund, Small Companies Value Fund, Optimized Stock Fund, Intermediate Bond Fund, Diversified Bond Fund and International Opportunities Fund - that are not parties to the Reorganization, but are being reorganized into series of First American Investment Funds, Inc. or First American Funds, Inc.

     NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, the parties hereto, intending to be legally bound, agree as follows:

     1. CONVEYANCE OF ASSETS OF QUALIVEST FUNDS. (a) At the Effective Time of the Reorganization, as defined in Section 3, all assets of every kind, and all interests, rights, privileges and powers of each of the Qualivest Funds, subject to all liabilities of such Portfolios, whether accrued, absolute, contingent or otherwise existing as of the Effective Time of the Reorganization, which liabilities shall include any obligation of the Qualivest Funds to indemnify Qualivest's trustees and officers acting in their capacities as such to the fullest extent permitted by law and Qualivest's Declaration of Trust as in effect on the date hereof (such assets subject to such liabilities are herein referred to as the "Fund Assets"), shall be transferred and conveyed by each Qualivest Fund to the corresponding FASF Fund (as set forth below) and shall be accepted and assumed by such FASF Fund as more particularly set forth in this Agreement, such that at and after the Effective Time of the Reorganization: (i) all assets of the Qualivest Funds shall become and be the assets of the respective corresponding FASF Funds; and (ii) all liabilities of the Qualivest Funds shall attach to the respective corresponding FASF Funds as aforesaid and may thenceforth be enforced against the respective FASF Funds to the same extent as if incurred by them.

     (b) Without limiting the generality of the foregoing, it is understood that the Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Qualivest Fund, and any deferred or prepaid expenses shown as an asset on each Qualivest Fund's books, at the Effective Time of the Reorganization, and all goodwill, all other intangible property and all books and records belonging to the Qualivest Funds. Notwithstanding anything herein to the contrary, FASF shall not be deemed to have assumed any liability of Qualivest to FASF that arises as a result of the breach of any of the representations, warranties and agreements of Qualivest set forth in Section 4, hereof.

     (c) In particular, the Fund Assets of each Qualivest Fund shall be transferred and conveyed to the corresponding FASF Fund, as set forth below:

QUALIVEST FUND                  CORRESPONDING FASF FUND
--------------                  -----------------------

Allocated Conservative Fund     Strategy Income Fund
Allocated Balanced Fund         Strategy Growth and Income Fund
Allocated Growth Fund           Strategy Growth Fund
Allocated Aggressive Fund       Strategy Aggressive Growth Fund

     (d) In exchange for the transfer of the Fund Assets, each FASF Fund shall simultaneously issue to each corresponding Qualivest Fund at the Effective Time of the Reorganization full and fractional shares of common stock in the FASF Fund having an aggregate net asset value equal to the net value of the Fund Assets so conveyed, all determined and adjusted as provided in this Section 1. In particular, each FASF Fund shall deliver to the corresponding Qualivest Fund the number of shares, including fractional shares, determined by dividing the value of the Fund Assets of the corresponding Qualivest Fund that are so conveyed computed in the manner and as of the time and date set forth in this Section, by the net asset value of one FASF Fund share, computed in the manner and as of the time and date set forth in this Section.

     (e) The net asset value of shares to be delivered by the FASF Funds, and the net value of the Fund Assets to be conveyed by the Qualivest Funds, shall, in each case, be determined as of the Effective Time of the Reorganization. The net asset value of shares of the FASF Funds shall be computed in the manner set forth in the FASF Funds' then current prospectuses under the Securities Act of 1933, as amended

(the "1933 Act"). The net value of the Fund Assets to be transferred by the Qualivest Funds shall be computed by Qualivest and shall be subject to adjustment by the amount, if any, agreed to by FASF and the respective Qualivest Funds. In determining the value of the securities transferred by the Qualivest Funds to the FASF Funds, each security shall be priced in accordance with the pricing policies and procedures of FASF as described in its then current prospectus. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Qualivest, provided that such determination shall be subject to the approval of FASF. Qualivest and FASF agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Qualivest and those determined in accordance with the pricing policies and procedures of FASF prior to the Effective Time of the Reorganization.

     (f) The holders of both Class A and Class Y shares of each Qualivest Fund will receive in the Reorganization shares of the single currently outstanding class of shares of the corresponding FASF Fund.

     2. LIQUIDATION OF QUALIVEST FUNDS. At the Effective Time of the Reorganization, each of the Qualivest Funds shall make a liquidating distribution to its shareholders as follows. Shareholders of record of each Qualivest Fund shall be credited with full and fractional shares of the class of common stock that is issued by the corresponding FASF Fund in connection with the Reorganization with respect to the shares that are held of record by the shareholder. In addition, each shareholder of record of a Qualivest Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Reorganization with respect to the shares of such Qualivest Fund that are held by the shareholder at the Effective Time of the Reorganization. In accordance with instructions it receives from Qualivest, FASF shall record on its books the ownership of the respective FASF Fund shares by the shareholders of record of the Qualivest Funds. All of the issued and outstanding shares of the Qualivest Funds at the Effective Time of the Reorganization shall be redeemed and canceled on the books of Qualivest at such time. After the Effective Time of the Reorganization, Qualivest shall wind up the affairs of the Qualivest Funds and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Qualivest Funds and, assuming the nine other investment portfolios of Qualivest have been reorganized into series of First American Funds, Inc. or First American Investment Funds, Inc., an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Qualivest has ceased to be an investment company.


     3. EFFECTIVE TIME OF THE REORGANIZATION. (a) Delivery of the Fund Assets and the shares of the FASF Funds to be issued pursuant to Section 1 and the liquidation of the Qualivest Funds pursuant to Section 2 (the "Closing") shall occur after the close of normal trading on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time), and after (i) the declaration of any dividends or distributions on such date and (ii) the closing of the reorganization of the other investment portfolios of Qualivest into series of First American Investment Funds, Inc. or First American Funds, Inc., on November 21, 1997, or at such time on such later date as provided herein or as the parties otherwise may agree in writing. (The date and time at which such actions are taken are referred to herein as the "Effective Time of the Reorganization.") To the extent any Fund Assets are, for any reason, not transferred at the Effective Time of the Reorganization, Qualivest shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, or at such other place as the parties may agree.


     (b) In the event the Effective Time of the Reorganization occurs on a day on which (i) the Exchange or another primary trading market for portfolio securities of the FASF Funds or the Qualivest Funds shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the FASF Funds or the Qualivest Funds is impracticable, the Effective Time of the Reorganization shall be postponed until the close of normal trading on the Exchange on the first business day when trading shall have been fully resumed and reporting shall have been restored.

     4. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF QUALIVEST. Qualivest, on behalf of itself and the Qualivest Funds, represents and warrants to, and agrees with, FASF as follows, such representations, warranties and agreements being made on behalf of each Qualivest Fund on a several (and not joint, or joint and several) basis:

     (a) It is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the Commonwealth of Massachusetts. It is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect.

     (b) It has the power to own all of its properties and assets and, subject to the approvals of shareholders referred to in Section 6, to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and, except as stated in Section 4(j), below, to consummate the transactions contemplated by this Agreement.

     (c) This Agreement has been duly authorized, executed and delivered by it, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium or other similar laws of general application relating to or affecting creditors' rights and to the application of general principles of equity. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 6, the consummation of the transactions contemplated by this Agreement will not, violate Qualivest's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

     (d) Each Qualivest Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

     (e) The audited financial statements for its fiscal period ended July 31, 1996, and the unaudited financial statements for the period ended January 31, 1997, copies of which have been previously furnished to FASF, present fairly the financial position of the Qualivest Funds as of such dates and the results of their operations and changes in their net assets for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis. To the best of Qualivest's knowledge, there are no liabilities of a material amount of any Qualivest Fund, whether accrued, absolute, contingent or otherwise existing, other than: (i) as of January 31, 1997, liabilities disclosed or provided for in the unaudited financial statements for the period ended January 31, 1997 and liabilities incurred in the ordinary course of business subsequent to January 31, 1997 and (ii) as of the Effective Time of the Reorganization, liabilities disclosed or provided for in the statement of assets and liabilities of each Qualivest Fund that is delivered to FASF pursuant to Section 8(b) of this Agreement and liabilities incurred in the ordinary course of business.

     (f) Since the end of its most recently concluded fiscal year, there have been no material changes by any Qualivest Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles, except as disclosed in writing to FASF.

     (g) It has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

     (h) There are no material legal, administrative or other proceedings pending or, to its knowledge, threatened, against it or the Qualivest Funds which could result in liability on the part of Qualivest or the Qualivest Funds and Qualivest knows of no facts that might form the basis of a legal, administrative or other proceeding which, if adversely determined, would materially and adversely affect any Qualivest Fund's financial condition or the conduct of its business and Qualivest is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

     (i) At the Effective Time of the Reorganization, all federal and other tax returns and reports of each Qualivest Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of Qualivest's knowledge, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

     (j) Subject to the approvals of shareholders referred to in Section 6, at the Effective Time of the Reorganization, it shall have full right, power and authority to sell, assign, transfer and deliver the Fund Assets and, upon delivery and payment for the Fund Assets as contemplated herein, the FASF Funds shall acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof, except as imposed by federal or state securities laws or as disclosed to FASF in writing prior to the Effective Time of the Reorganization.

     (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by it of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations under those Acts, or state securities laws, all of which shall have been received prior to the Effective Time of the Reorganization, except for such consents, approvals, authorizations or orders as may be required subsequent to the Effective Time of the Reorganization.

     (l) Insofar as the following relate to it, (i) the registration statement filed by FASF on Form N-14 relating to the shares of the FASF Funds that will be registered with the SEC pursuant to this Agreement, which shall include or incorporate by reference the proxy statement of the Qualivest Funds and prospectus of the FASF Funds with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and (ii) the proxy materials of Qualivest included in the N-14 Registration Statement and filed with the SEC pursuant to Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their respective effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the
Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, and the rules and regulations thereunder, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties made by it in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of FASF for use therein as provided in Section 7. For these purposes, information shall be considered to have been provided "on behalf" of FASF if furnished by its investment adviser, administrator, custodian or transfer agent, acting in their capacity as such.

     (m) All of the issued and outstanding shares of each of the Qualivest Funds have been validly issued and are fully paid and non-assessable (recognizing that, under Massachusetts law, shareholders of the Qualivest Funds could, under certain circumstances, be held personally liable for obligations of Qualivest), and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

     (n) It shall not sell or otherwise dispose of any shares of the FASF Funds to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

     (o) It shall operate its business in the ordinary course between the date hereof and the Effective Time of the Reorganization. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

     (p) Any reporting responsibility of a Qualivest Fund is and shall remain the responsibility of the Qualivest Fund for all periods before and including the Effective Time of the Reorganization and such later date on which the Qualivest Fund is terminated.

     (q) Except for agreements or other arrangements relating to the purchase and sale of portfolio securities, it has furnished FASF with copies or descriptions of all contracts to which it is a party.

     (r) Each Qualivest Fund shall provide a list of all portfolio securities held by it to FASF at least fifteen days before the Effective Time of the Reorganization and shall immediately notify FASF's investment adviser of any portfolio security thereafter acquired or sold by the Qualivest Fund. At the Effective Time of the Reorganization, no Qualivest Fund shall hold any portfolio security that is impermissible under the investment policies, objectives and limitations of the corresponding FAIF Fund.

     5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FASF. FASF, on behalf of the FASF Funds, represents and warrants to, and agrees with, Qualivest as follows, such representations, warranties and agreements being made on behalf of each FASF Fund on a several (and not joint, or joint and several) basis:

     (a) It is a Minnesota corporation duly created pursuant to its Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Minnesota. It is registered as an open-end management investment company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect.

     (b) It has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and, except as stated in Section 5(j) below, to consummate the transactions contemplated by this Agreement.

     (c) This Agreement has been duly authorized, executed and delivered by it, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium or other similar laws of general application relating to or affecting creditors' rights and to the application of general principles of equity. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate FASF's Articles of Incorporation or Bylaws or any agreement or arrangement to which it is a party or by which it is bound.

     (d) Each FASF Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

     (e) The unaudited financial statements for the period ended March 31, 1997, copies of which have been previously furnished to Qualivest, present fairly the financial position of the FASF Funds as of such dates and the results of their operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis. To the best of FASF's knowledge, there are no liabilities of a material amount of any FASF Fund, whether accrued, absolute, contingent or otherwise existing, other than, as of March 31, 1997, liabilities disclosed or provided for in the unaudited financial statements for the period ended March 31, 1997, and liabilities incurred in the ordinary course of business subsequent to March 31, 1997.

     (f) It has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

     (g) There are no material contracts outstanding with respect to the FASF Funds that have not been disclosed in FASF's current registration statement and which under applicable law are required to be disclosed therein.

     (h) At the Effective Time of the Reorganization, all federal and other tax returns and reports of each FASF Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provisions shall have been made for the payment thereof and, to the best knowledge of each FASF Fund, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

     (i) There are no material legal, administrative or other proceedings pending or, to its knowledge threatened, against it or the FASF Funds which could result in liability on the part of FASF or the FASF Funds and FASF knows of no facts that might form the basis of a legal, administrative or other proceeding which, if adversely determined, would materially and adversely affect any FASF Fund's financial condition or the conduct of its business and FASF is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

     (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FASF of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, or state securities laws, all of which shall have been received prior to the Effective Time of the Reorganization, except for such consents, approvals, authorizations or orders as may be required subsequent to the Effective Time of the Reorganization.

     (k) The N-14 Registration Statement and the Reorganization Proxy Materials, from their respective effective and clearance dates with the SEC, through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the Reorganization, insofar as they relate to FASF (i) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, and the rules and regulations thereunder, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Qualivest for use therein as provided in Section 7. For those purposes, information shall be considered to have been provided "on behalf" of Qualivest if furnished by its investment adviser, administrator, custodian or transfer agent, acting in their capacity as such.

     (l) The shares of the FASF Funds to be issued and delivered to the Qualivest Funds for the account of the shareholders of the Qualivest Funds, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of FASF shall have any preemptive right of subscription or purchase in respect thereto.

     (m) All of the issued and outstanding shares of each of the FASF Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

     (n) It shall operate its business in the ordinary course between the date hereof and the Effective Time of the Reorganization. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

     6. SHAREHOLDER ACTION. As soon as practicable after the effective date of the N-14 Registration Statement and SEC clearance of the proxy solicitation materials referred to in Section 7, but in any event prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of Qualivest shall call, and Qualivest shall hold, a meeting of the shareholders of all of its investment portfolios for the purpose of considering and voting upon:

          (a) in the case of all Qualivest Funds, a proposal, in connection with the merger between U.S. Bancorp and First Bank System, Inc., to ratify and approve investment advisory agreements, on behalf of each Qualivest Fund, between Qualivest and First Bank National Association;

          (b) in the case of all Qualivest Funds, approval of this Agreement and the transactions contemplated hereby; and

          (c) such other matters as may be determined by the Board of Trustees of Qualivest and the Board of Directors of FASF.

          7. REGULATORY FILINGS. FASF shall file an N-14 Registration Statement, which shall include the Reorganization Proxy Materials of Qualivest, with the SEC, and with the appropriate state securities commissions, relating to the matters described in Section 6 as promptly as practicable. FASF and Qualivest have cooperated and shall continue to cooperate with each other, and have furnished and shall continue to furnish each other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under each of those Acts, to be included in the N-1A Post-Effective Amendment, the N-14 Registration Statement and the Reorganization Proxy Materials.

     8. FASF CONDITIONS. The obligations of FASF hereunder shall be subject to the following conditions precedent:

     (a) This Agreement and the transactions contemplated by this Agreement (which shall not be deemed to include, for these purposes, the matters described in Section 6(a)) shall have been approved by the Board of Trustees of Qualivest and by the shareholders of the Qualivest Funds in the manner required by law and this Agreement.

     (b) Qualivest shall have delivered to FASF a statement of assets and liabilities of each Qualivest Fund, together with a list of the portfolio securities of the Qualivest Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Effective Time of the Reorganization, certified by the Treasurer or Assistant Treasurer of Qualivest as having been prepared in accordance with generally accepted accounting principles consistently applied.

     (c) Qualivest shall have duly executed and delivered to FASF such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as FASF may deem necessary or desirable to transfer all of each Qualivest Fund's right, title and interest in and to the Fund Assets. Such Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

     (d) All representations and warranties of Qualivest made in this Agreement shall be true and correct in all material respects as if made at and as of the Effective Time of the Reorganization.

     (e) Qualivest shall have delivered to FASF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to FASF and dated as of the Effective Time of the Reorganization, to the effect that the representations and warranties of the Qualivest Funds made in this Agreement are true and correct at and as of the Effective Time of the Reorganization, except as they may be affected by the transactions contemplated by this Agreement.

     (f) Qualivest shall have delivered to FASF Qualivest's written instructions to the custodian for the Qualivest Funds, acknowledged and agreed to in writing by such custodian, irrevocably instructing such custodian to transfer to each FASF Fund all of the corresponding Qualivest Fund's portfolio securities, cash and any other assets to be acquired by such FASF Fund pursuant to this Agreement.

     (g) Qualivest shall have delivered to FASF a certificate of Qualivest's transfer agent stating that the records maintained by the transfer agent (which shall be made available to FASF) contain the names and addresses of the shareholders of each Qualivest Fund and the numbers and classes of the outstanding shares of such Qualivest Fund owned by each such shareholder as of the Effective Time of the Reorganization.

     (h) At or prior to the Effective Time of the Reorganization, the expenses incurred by each Qualivest Fund (or accrued up to the Effective Time of the Reorganization) shall have been maintained by Qualivest Funds' investment adviser or otherwise so as not to exceed any contractual expense limitations or any expense limitations set forth in such Qualivest Fund's then current prospectus.

     (i) At or prior to the Effective Time of the Reorganization, appropriate action shall have been taken by Qualivest Funds' investment adviser or otherwise such that no unamortized organizational expenses shall be reflected in any Qualivest Fund's statement of assets and liabilities delivered pursuant to Section 8(b).

     (j) FASF shall have received an opinion of Dechert Price & Rhoads, counsel to Qualivest, in form reasonably satisfactory to FASF and dated the Effective Time of the Reorganization, substantially to the effect that (i) Qualivest is a Massachusetts business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts; (ii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by Qualivest and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws of general application relating to or affecting creditors' rights and to the application of general principles of equity; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Qualivest or any material contract known to such counsel to which Qualivest is a party or by which it is bound; (iv) the only Qualivest shareholder approvals required with respect to the consummation of the transactions contemplated by this Agreement are the approval of a majority of the shareholders of each Qualivest Fund voting separately on a portfolio-by-portfolio basis; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Qualivest of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws or such as may be required subsequent to the Effective Time of the Reorganization. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to FASF.

     (k) FASF shall have received an opinion of Dorsey & Whitney LLP addressed to FASF and Qualivest in form reasonably satisfactory to them, and dated the Effective Time of the Reorganization, substantially to the effect that, for federal income tax purposes (i) the transfer by each Qualivest Fund of all of its Fund Assets to the corresponding FASF Fund in exchange for shares of the corresponding FASF Fund, and the distribution of such shares to the shareholders of the Qualivest Fund, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or (D) of the Code;
(ii) no income, gain or loss will be recognized by the Qualivest Funds as a result of such transactions; (iii) no income, gain or loss will be recognized by the FASF Funds as a result of such transactions; (iv) no income, gain or loss will be recognized by the shareholders of the Qualivest Funds on the distribution to them by the Qualivest Funds of shares of the corresponding FASF Funds in exchange for their shares of the Qualivest Funds (but shareholders of a Qualivest Fund subject to taxation will recognize income upon receipt of any net investment income or net capital gains of such Qualivest Fund which are distributed by such Qualivest Fund prior to the Effective Time of the Reorganization); (v) the tax basis of the FASF Fund shares received by each shareholder of a Qualivest Fund will be the same as the tax basis of the shareholder's Qualivest Fund shares exchanged therefor; (vi) the tax basis of the Fund Assets received by each FASF Fund will be the same as the basis of such Fund Assets in the hands of the corresponding Qualivest Fund immediately prior to the transactions; (vii) a shareholder's holding period for FASF Fund shares will be determined by including the period for which the shareholder held the shares of the Qualivest Fund exchanged therefor, provided that the shareholder held such shares of the Qualivest Fund as a capital asset at the Effective Time of the Reorganization; (viii) the holding period of each FASF Fund with respect to the Fund Assets will include the period for which such Fund Assets were held by the corresponding Qualivest Fund provided that the Qualivest Fund held such assets as capital assets; and (ix) each FASF Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the corresponding Qualivest Fund as of the Effective Time of the Reorganization.


     (l) The Fund Assets to be transferred to an FASF Fund under this Agreement shall include no assets which such FASF Fund may not properly acquire pursuant to its investment limitations or objectives or may not otherwise lawfully acquire.


     (m) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of FASF, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

     (n) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     (o) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     (p) Prior to the Effective Time of the Reorganization, each Qualivest Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any, for the taxable years ending July 31, 1997 and for the taxable periods from said date to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable years ending July 31, 1997, and in the taxable periods from said date to and including the Effective Time of Reorganization.

     (q) Qualivest shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Effective Time of the Reorganization.

     (r) FASF shall have been furnished at the Effective Time of the Reorganization with a certificate signed by an appropriate officer of BISYS Group, Inc. ("BISYS") dated as of such date stating that all statistical and research data, clerical, accounting and bookkeeping records, periodic reports to the SEC and any state securities agencies, tax returns and other tax filings, shareholder lists and other material shareholder data, complaint files and all other information, books, records and documents maintained by BISYS (or any affiliate of BISYS) and belonging to the Qualivest Funds, including those required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, have been delivered to FASF.

     9. QUALIVEST CONDITIONS. The obligations of Qualivest hereunder shall be subject to the following conditions precedent:

     (a) This Agreement and the transactions contemplated by this Agreement (which shall not be deemed, for these purposes, to include the matter described in Section 6(a)) shall have been approved by the Board of Directors of FASF and by the shareholders of the Qualivest Funds in the manner required by law and this Agreement.

     (b) All representations and warranties of FASF made in this Agreement shall be true and correct in all material respects as if made at and as of the Effective Time of the Reorganization.

     (c) FASF shall have delivered to Qualivest a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Qualivest and dated as of the Effective Time of the Reorganization, to the effect that the representations and warranties of the FASF Funds made in this Agreement are true and correct at and as of the Effective Time of the Reorganization, except as they may be affected by the transactions contemplated by this Agreement and that, to its best knowledge, the Fund Assets to be transferred to an FASF Fund under this Agreement as set forth in Subsection 8(b) include only assets which such FASF Fund may properly acquire under its investment policies, limitations and objectives and may otherwise be lawfully acquired by such FASF Fund.

     (d) Qualivest shall have received an opinion of Dorsey & Whitney LLP in form reasonably satisfactory to Qualivest and dated the Effective Time of the Reorganization, substantially to the effect that (i) FASF is a Minnesota corporation duly incorporated and validly existing under the laws of the State of Minnesota; (ii) the shares of the FASF Funds to be delivered to the Qualivest Funds as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by FASF; (iii) this Agreement has been duly authorized, executed and delivered by FASF, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium or other similar laws of general application relating to or affecting creditors' rights generally and to the application of general principles of equity; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of FASF or any material contract known to such counsel to which FASF is a party or by which it is bound;

and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FASF of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Effective Time of the Reorganization. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Qualivest.

     (e) Qualivest shall have received an opinion of Dorsey & Whitney LLP addressed to FASF and Qualivest in form reasonably satisfactory to them, and dated the Effective Time of Reorganization, with respect to the matters specified in Subsection 8(k).

     (f) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of FASF, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

     (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (h) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     (i) FASF shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Effective Time of the Reorganization.

     (j) Qualivest shall have received from FASF a duly executed instrument whereby each FASF Fund assumes all of the liabilities of its corresponding Qualivest Fund.

     10. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such party's obligations hereunder. In addition, Qualivest shall deliver or cause to be delivered to FASF, each account, book, record or other document of the Qualivest Funds required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

     11. INDEMNIFICATION.

     (a) FASF agrees to indemnify and hold harmless Qualivest and each of Qualivest's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Qualivest or any of its trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by FASF of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     (b) Qualivest agrees to indemnify and hold harmless FASF and each of FASF's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, FASF or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Qualivest of any of its representation, warranties, covenants or agreements set forth in this Agreement.

     12. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties set forth in this Agreement shall survive the delivery of the Fund Assets to the FASF Funds and the issuance of the shares of the FASF Funds at the Effective Time of the Reorganization.

     13. TERMINATION OF AGREEMENT. This Agreement may be terminated by a party at or, in the case of Subsections 13(c) or (d), below, at any time prior to, the Effective Time of the Reorganization by a vote of a majority of its Board of Directors/Trustees as provided below:

          (a) by FASF if the conditions set forth in Section 8 are not satisfied as specified in said Section;

          (b) by Qualivest if the conditions set forth in Section 9 are not satisfied as specified in said Section;

          (c) by mutual consent of both parties; and

          (d) by Qualivest or FASF if determined by its Board of Trustees or Directors that proceeding with the transactions contemplated herein is inadvisable.

     14. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Qualivest (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors/Trustees and with or without the further approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Directors/Trustees of the waiving party with or without the approval of such party's shareholders). Without limiting the foregoing, in the event shareholder approval of the matters specified in Section 6 is obtained with respect to certain Qualivest Funds but not with respect to the other Qualivest Funds, with the result that the transactions contemplated by this Agreement may be consummated with respect to some but not all the Qualivest Funds, the Board of Directors of FASF and the Board of Trustees of Qualivest may, in the exercise of their reasonable business judgment, either abandon this Agreement with respect to all of the Qualivest Funds or direct that the Reorganization and other transactions described herein be consummated to the degree the Boards deem advisable.

     15. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Minnesota.

     16. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

     17. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

     18. BROKERAGE FEES AND EXPENSES. FASF and Qualivest each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     19. QUALIVEST LIABILITY. The Declaration of Trust for Qualivest, filed on May 19, 1994, a copy of which, together with all amendments thereto, is on file in the Office of the Secretary of the Commonwealth of Massachusetts, provides
(i) that the name "Qualivest Funds" refers to the trustees under the Declaration of Trust collectively as trustees and not as individuals or personally, (ii) that no shareholder shall be subject to any personal liability whatsoever to any person in connection with trust property or the acts, obligations or affairs of the trust, and (iii) that no trustee, officer, employee or agent of the trust shall be subject to any personal liability whatsoever to any person, other than to the trust or its shareholders, in connection with trust property or the affairs of the trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such person; and all such persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the trust.

     20. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telefacsimile to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to an internationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telefax number stated below or to such other address or telefax number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

If to FASF:          First American Strategy Funds, Inc.
                     Oaks, Pennsylvania 19456

With copies to:      Michael J. Radmer
                     Dorsey & Whitney LLP
                     Pillsbury Center South
                     220 South Sixth Street
                     Minneapolis, Minnesota 55402
                     Telefax Number: (612) 340-8738

If to Qualivest:     Qualivest Funds
                     3435 Stelzer Road
                     Columbus, Ohio 43219-3035

With copies to:      Marie J. Lilly, Esq.
                     Law Division
                     U.S. Bancorp
                     111 S.W. Fifth Avenue, Suite T-2
                     Portland, Oregon 97204
                     Telefax Number: (503) 275-5000

                     Jeffrey L. Steele, Esq.
                     Dechert Price & Rhoads
                     1500 K Street, N.W.
                     Washington, D.C. 20005
                     Telefax Number: (202) 626-3334

     21. ANNOUNCEMENTS. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

     22. ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

     23. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.


                                         QUALIVEST FUNDS

ATTEST:


-----------------------------------      -------------------------------------
Gregory T. Maddox                        Irimga McKay
TREASURER AND SECRETARY                  PRESIDENT AND CHIEF EXECUTIVE OFFICER

                                         FIRST AMERICAN INVESTMENT FUNDS, INC.

ATTEST:


-----------------------------------      -------------------------------------
Michael J. Radmer                        David Lee
SECRETARY                                PRESIDENT

                                                                    APPENDIX IV


                  FEES AND EXPENSES OF THE QUALIVEST PORTFOLIOS
                          AND CORRESPONDING FASF FUNDS

     The following tables compare the current fees and expenses for each Qualivest Portfolio and its corresponding FASF Fund. FBNA has agreed that, for the period commencing on the Closing and continuing until September 30, 1998, it will waive fees and reimburse expenses to the FASF Funds to the extent necessary to maintain FASF Fund total operating expenses at the levels provided in the tables. Fee and expense information for the Qualivest Portfolios has been annualized and is based on the six-month period ended January 31, 1997. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these funds will bear as shareholders. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


         QUALIVEST ALLOCATED CONSERVATIVE FUND/FASF STRATEGY INCOME FUND

                                                              QUALIVEST ALLOCATED    FASF STRATEGY
                                                               CONSERVATIVE FUND      INCOME FUND
                                                              --------------------   -------------
                                                              CLASS A      CLASS Y
                                                              -------     --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ......................    4.00%       None          None
Maximum Sales Charge Imposed on Reinvested
 Dividends ................................................    None        None          None
Deferred Sales Charge (as a percentage of
 redemption proceeds)(1) ..................................    None        None          None
Redemption Fees ...........................................    None        None          None
Exchange Fees .............................................    None        None          None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS) ..................
Investment Advisory Fees (after waivers)(2) ...............    0.05%       0.05%         0.00%
Rule 12b-1 Fees ...........................................    0.25%       None          None
Shareholder Servicing Fees ................................    0.00%       0.00%         0.25%
Other Expenses (after waivers and reimbursements)(3) ......    0.33%       0.34%         0.00%
Total Fund Operating Expenses (after waivers and
 reimbursements)(4) .......................................    0.63%       0.39%         0.25%

------------------
1 For Class A shares of the Qualivest Portfolio, a 1% contingent deferred sales charge ("CDSC") is imposed on purchases of $1 million or more that were not subject to an initial sales charge. Such CDSC is imposed on shares redeemed within 12 months of purchase.

2 Investment advisory fees for the FASF Fund reflect voluntary fee waivers by FBNA. Absent voluntary waivers, current investment advisory fees for the FASF Fund would be 0.25% of average daily net assets.

3 Other expenses for the FASF Fund reflect voluntary fee waivers and/or expense reimbursements by the Fund's investment adviser and administrator. Absent such voluntary waivers and reimbursements, other expenses for the FASF Fund are estimated to be 1.78% of average daily net assets. The Qualivest Portfolio has adopted, but not implemented, a plan under which up to 0.25% of the Portfolio's average daily net assets attributable to Class Y shares may be expended to procure shareholder services.

4 Absent any voluntary fee waivers or expense reimbursements, total fund operating expenses are estimated to be 2.03% of average daily net assets for the shares of the FASF Fund.

     Example:


     An investor would pay the following expenses on a $1,000 investment, assuming (1) the maximum applicable sales charge, (2) 5% annual return, and (3) redemption at the end of each time period:



                      QUALIVEST
                      ALLOCATED       FASF STRATEGY
                  CONSERVATIVE FUND    INCOME FUND
                  ------------------  -------------
                   CLASS A   CLASS Y
                  --------- --------

1 year ..........   $ 46      $ 4          $ 3
3 years .........   $ 59      $13          $ 8
5 years .........   $ 74      $22          $14
10 years ........   $115      $49          $32



     In addition to the expenses set forth above, the investor will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds. For an example of such expenses, see the expense tables in the Funds' Prospectus, which accompanies this Proxy Statement/Prospectus.



     QUALIVEST ALLOCATED BALANCED FUND/FAIF STRATEGY GROWTH AND INCOME FUND

                                                                                     FASF STRATEGY
                                                              QUALIVEST ALLOCATED     GROWTH AND
                                                                 BALANCED FUND        INCOME FUND
                                                              --------------------   -------------
                                                              CLASS A      CLASS Y
                                                              ---------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ......................    4.00%       None          None
Maximum Sales Charge Imposed on Reinvested
 Dividends ................................................    None        None          None
Deferred Sales Charge (as a percentage of
 redemption proceeds)(1) ..................................    None        None          None
Redemption Fees ...........................................    None        None          None
Exchange Fees .............................................    None        None          None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment Advisory Fees (after waivers)(2) ...............    0.05%       0.05%         0.00%
Rule 12b-1 Fees ...........................................    0.25%       None          None
Shareholder Servicing Fees ................................    0.00%       0.00%         0.25%
Other Expenses (after waivers and reimbursements)(3) ......    0.23%       0.20%         0.00%
Total Fund Operating Expenses (after waivers and
 reimbursements)(4) .......................................    0.53%       0.25%         0.25%

------------------
1 For Class A shares of the Qualivest Portfolio, a 1% contingent deferred sales charge ("CDSC") is imposed on purchases of $1 million or more that were not subject to an initial sales charge. Such CDSC is imposed on shares redeemed within 12 months of purchase.

2 Investment advisory fees for the FASF Fund reflect voluntary fee waivers by FBNA. Absent voluntary waivers, current investment advisory fees for the FASF Fund would be 0.25% of average daily net assets.

3 Other expenses for the FASF Fund reflect voluntary fee waivers and/or expense reimbursements by the Fund's investment adviser and administrator. Absent such voluntary waivers and reimbursements, other expenses for the FASF Fund are estimated to be 1.78% of average daily net assets. The Qualivest Portfolio has adopted, but not implemented, a plan under which up to 0.25% of the Portfolio's average daily net assets attributable to Class Y shares may be expended to procure shareholder services.

4 Absent any voluntary fee waivers or expense reimbursements, total fund operating expenses are estimated to be 2.03% of average daily net assets for the shares of the FASF Fund.

     Example:


     An investor would pay the following expenses on a $1,000 investment, assuming (1) the maximum applicable sales charge, (2) 5% annual return, and (3) redemption at the end of each time period:



                      QUALIVEST       FASF STRATEGY
                      ALLOCATED        GROWTH AND
                    BALANCED FUND      INCOME FUND
                  ------------------  -------------
                   CLASS A   CLASS Y
                  --------- --------

1 year ..........   $ 45      $ 3          $ 3
3 years .........   $ 56      $ 8          $ 8
5 years .........   $ 68      $14          $14
10 years ........   $104      $32          $32



     In addition to the expenses set forth above, the investor will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds. For an example of such expenses, see the expense tables in the Funds' Prospectus, which accompanies this Proxy Statement/Prospectus.


            QUALIVEST ALLOCATED GROWTH FUND/FASF STRATEGY GROWTH FUND

                                                              QUALIVEST ALLOCATED    FASF STRATEGY
                                                                  GROWTH FUND         GROWTH FUND
                                                              --------------------   -------------
                                                              CLASS A      CLASS Y
                                                              ---------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ......................    4.00%       None          None
Maximum Sales Charge Imposed on Reinvested
 Dividends ................................................    None        None          None
Deferred Sales Charge (as a percentage of
 redemption proceeds)(1) ..................................    None        None          None
Redemption Fees ...........................................    None        None          None
Exchange Fees .............................................    None        None          None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment Advisory Fees (after waivers)(2) ...............    0.05%       0.05%         0.00%
Rule 12b-1 Fees ...........................................    0.25%       None          None
Shareholder Servicing Fees ................................    0.00%       0.00%         0.25%
Other Expenses (after waivers and reimbursements)(3) ......    0.26%       0.24%         0.00%
Total Fund Operating Expenses (after waivers and
 reimbursements)(4) .......................................    0.56%       0.29%         0.25%

--------------------
1 For Class A shares of the Qualivest Portfolio, a 1% contingent deferred sales charge ("CDSC") is imposed on purchases of $1 million or more that were not subject to an initial sales charge. Such CDSC is imposed on shares redeemed within 12 months of purchase.

2 Investment advisory fees for the FASF Fund reflect voluntary fee waivers by FBNA. Absent voluntary waivers, current investment advisory fees for the FASF Fund would be 0.25% of average daily net assets.

3 Other expenses for the FASF Fund reflect voluntary fee waivers and/or expense reimbursements by the Fund's investment adviser and administrator. Absent such voluntary waivers and reimbursements, other expenses for the FASF Fund are estimated to be 1.78% of average daily net assets. The Qualivest Portfolio has adopted, but not implemented, a plan under which up to 0.25% of the Portfolio's average daily net assets attributable to Class Y shares may be expended to procure shareholder services.

4 Absent any voluntary fee waivers or expense reimbursements, total fund operating expenses are estimated to be 2.03% of average daily net assets for the shares of the FASF Fund.

     Example:


     An investor would pay the following expenses on a $1,000 investment, assuming (1) the maximum applicable sales charge, (2) 5% annual return, and (3) redemption at the end of each time period:



                      QUALIVEST
                      ALLOCATED       FASF STRATEGY
                     GROWTH FUND       GROWTH FUND
                  ------------------  -------------
                   CLASS A   CLASS Y
                  --------- --------

1 year ..........   $ 45      $ 3          $ 3
3 years .........   $ 57      $ 9          $ 8
5 years .........   $ 70      $16          $14
10 years ........   $107      $37          $32



     In addition to the expenses set forth above, the investor will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds. For an example of such expenses, see the expense tables in the Funds' Prospectus, which accompanies this Proxy Statement/Prospectus.



         QUALIVEST ALLOCATED AGGRESSIVE FUND/FASF AGGRESSIVE GROWTH FUND

                                                              QUALIVEST ALLOCATED    FASF AGGRESSIVE
                                                                AGGRESSIVE FUND        GRWOTH FUND
                                                              --------------------   ---------------
                                                              CLASS A      CLASS Y
                                                              ---------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ......................    4.00%       None           None
Maximum Sales Charge Imposed on Reinvested
 Dividends ................................................    None        None           None
Deferred Sales Charge (as a percentage of
 redemption proceeds)(1) ..................................    None        None           None
Redemption Fees ...........................................    None        None           None
Exchange Fees .............................................    None        None           None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment Advisory Fees (after waivers)(2) ...............    0.05%       0.05%          0.00%
Rule 12b-1 Fees ...........................................    0.25%       None           None
Shareholder Servicing Fees ................................    0.00%       0.00%          0.25%
Other Expenses (after waivers and reimbursements)(3) ......    0.29%       0.27%          0.00%
Total Fund Operating Expenses (after waivers and
 reimbursements)(4) .......................................    0.59%       0.32%          0.25%

------------------
1 For Class A shares of the Qualivest Portfolio, a 1% contingent deferred sales charge ("CDSC") is imposed on purchases of $1 million or more that were not subject to an initial sales charge. Such CDSC is imposed on shares redeemed within 12 months of purchase.

2 Investment advisory fees for the FASF Fund reflect voluntary fee waivers by FBNA. Absent voluntary waivers, current investment advisory fees for the FASF Fund would be 0.25% of average daily net assets.

3 Other expenses for the FASF Fund reflect voluntary fee waivers and/or expense reimbursements by the Fund's investment adviser and administrator. Absent such voluntary waivers and reimbursements, other expenses for the FASF Fund are estimated to be 1.78% of average daily net assets. The Qualivest Portfolio has adopted, but not implemented, a plan under which up to 0.25% of the Portfolio's average daily net assets attributable to Class Y shares may be expended to procure shareholder services.

4 Absent any voluntary fee waivers or expense reimbursements, total fund operating expenses are estimated to be 2.03% of average daily net assets for the shares of the FASF Fund.

     Example:


     An investor would pay the following expenses on a $1,000 investment, assuming (1) the maximum applicable sales charge, (2) 5% annual return, and (3) redemption at the end of each time period:



                      QUALIVEST
                      ALLOCATED       FASF AGGRESSIVE
                   AGGRESSIVE FUND      GROWTH FUND
                  ------------------  ---------------
                   CLASS A   CLASS Y
                  --------- --------

1 year ..........   $ 46      $ 3           $ 3
3 years .........   $ 58      $10           $ 8
5 years .........   $ 72      $18           $14
10 years ........   $111      $41           $32



     In addition to the expenses set forth above, the investor will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds. For an example of such expenses, see the expense tables in the Funds' Prospectus, which accompanies this Proxy Statement/Prospectus.

                                                                     APPENDIX V


                  COMPARISON OF INTERIM ADVISORY AGREEMENT AND
                       FASF INVESTMENT ADVISORY AGREEMENT

     This Appendix summarizes and compares certain significant provisions of the Interim Advisory Agreement (the "Interim Agreement") against corresponding provisions of the FASF Investment Advisory Agreement (the "FASF Agreement"). Fees payable under the Agreements are set forth in Table III in the Combined Proxy Statement/Prospectus.

     ADVISORY SERVICES. The Interim Agreement provides that the adviser will provide a continuous investment program for the Qualivest Portfolios, including investment research and management with respect to all securities and investments and cash equivalents in the Portfolios. The Interim Agreement provides that the adviser will pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities (including brokerage commissions, if any) purchased by the portfolios.

     Similarly, the FASF Agreement provides that the adviser agrees to act as the investment adviser for, and to manage the investment of the assets of, the FASF Funds. Under the FASF Agreement the adviser is required, at its own expense, to provide the FASF Funds with all necessary office space, personnel and facilities necessary and incident to the performance of the adviser's services under the Agreement. In addition, under the FASF Agreement, the adviser is required to pay or be responsible for the payment of all compensation to personnel of the FASF Funds and the officers and directors of the FASF Funds who are affiliated with the adviser or any entity which controls, is controlled by or is under common control with the adviser.

     FEE AND EXPENSE LIMITATIONS. Each Agreement requires that if, in any fiscal year, the aggregate expenses of any Fund or Portfolio exceed the expense limitations imposed under the securities regulations of a state, the adviser will reimburse the Fund or Portfolio. A portion of such reimbursement will be paid by the administrator in the case of the Interim Agreement. Such reimbursement shall not exceed the advisory fees paid to the adviser during the year, unless otherwise required by the state and, in the case of the FASF Agreement, unless the adviser agrees to be bound by such state requirement. Under federal law, states may no longer impose expense limitations on mutual funds.

     STANDARD OF CARE. The Interim Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Interim Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Interim Agreement.

     The FASF Agreement provides that the adviser shall be liable to the Funds and their shareholders or former shareholders for any negligence or willful misconduct on the part of the adviser or any of its directors, officers, employees, representatives or agents in connection with the responsibilities assumed by it under the FASF Agreement, provided that the adviser shall not be liable for any investments made by the adviser in accordance with the explicit or implicit direction of the Board of Directors of FASF or the investment objectives and policies of a Fund, and provided further that any liability of the adviser resulting from a breach of fiduciary duty with respect to the receipt of compensation for services shall be limited to the period and amount set forth in Section 36(b)(3) of the 1940 Act. In addition, the adviser agrees in the FASF agreement to indemnify FASF and each Fund with respect to any loss, liability, judgment, cost or penalty which FASF or any Fund may directly or indirectly suffer or incur in any way arising out of or in connection with any breach of the FASF Agreement by the adviser.

     PORTFOLIO TRANSACTIONS. The Interim Agreement provides that the adviser will place or cause to be placed orders for the Portfolios either directly with the issuer or with any broker or dealer. The Interim Agreement requires that, in placing orders with brokers and dealers, the adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. To the extent permitted by the 1940 Act, when the execution and price offered by two or more brokers or dealers are comparable, the adviser may purchase and sell portfolio securities to and from brokers and dealers who provide the adviser with research advice and other services. The Interim Agreement provides that portfolio securities will not be purchased from or sold to the administrator, the adviser, or any affiliated person of the administrator, the adviser or Qualivest, except to the extent permitted by the 1940 Act.

     The FASF Agreement does not address the issue of the adviser placing Fund portfolio transactions with brokers and dealers who provide research advice and other services to the adviser. Such a practice is permitted, however, under the current prospectuses for the FASF Funds. The FASF Agreement specifically provides that the adviser may utilize the Funds' distributor or an affiliate of the adviser as a broker in accordance with the 1940 Act and the Funds' registration statement. The FASF Agreement also provides that allocation of portfolio transactions shall be subject to such policies and supervision as FASF's Board of Directors or any committee thereof deems appropriate and any brokerage policy set forth in the then current registration statement of the Funds.

                                                                    APPENDIX VI


                      SHAREHOLDER TRANSACTIONS AND SERVICES

     This Appendix compares the shareholder transactions and services of the Qualivest Portfolios and the corresponding FASF Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Qualivest Portfolios and the FASF Funds which are incorporated by reference in this Combined Proxy Statement/Prospectus.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     PURCHASES OF FASF FUNDS SHARES AND QUALIVEST CLASS A SHARES. Class A shares of the Qualivest Portfolios may be purchased at a public offering price equal to their net asset value per share plus a sales charge equal to 4.00% of the public offering price, which sales charge is reduced when the total purchase amount is $50,000 or more. Shares of the FASF Funds are sold at net asset value without any front-end or contingent deferred sales charge.

     The minimum initial investment for Qualivest Portfolio Class A shares generally is $500, with a $100 minimum for subsequent purchases. The minimum initial investment for FASF Fund shares generally is $1,000, with a minimum of $100 for subsequent purchases.

     Class A Qualivest Portfolio shares may be purchased directly from the Portfolios' distributor or through a broker-dealer who has established a dealer agreement with the distributor. Such purchases may be made by mail, by telephone or by wire. FASF Fund shares may be purchased through a financial institution which has a sales agreement with the Funds' distributor, by mail directly through the Funds' transfer agent, or by wire.

     Both the FASF Fund shares and the Qualivest Portfolio Class A shares have automatic investment programs which allow shareholders to make regular purchases of shares through automatic deduction from their bank accounts and, in the case of the FASF Funds, from the Prime Obligations Fund, a series of First American Funds, Inc.

     PURCHASES AT REDUCED OR NO SALES CHARGE. For the Class A shares of the Qualivest Portfolios, various persons, entities and groups may qualify for reduced sales charges, or for purchases at net asset value without a sales charge. Ways in which the sales charge may be reduced or waived are set forth in the prospectus for the Class A shares of the Qualivest Portfolios incorporated herein by reference.

     PURCHASES OF QUALIVEST PORTFOLIO CLASS Y SHARES. The Class Y shares of the Qualivest Portfolios are offered at net asset value without any initial or contingent deferred sales charges. Such shares are offered only to certain institutional investors and bank trust departments purchasing shares on behalf of fiduciary, advisory, agency, custody or other similar accounts maintained by or on behalf of their customers. Such shares may be purchased through a broker-dealer, bank or trust company that has established a dealer agreement with the Portfolios' distributor and also may be purchased directly by mail, by telephone or by wire.

     EXCHANGES. Shares of a Qualivest Portfolio may be exchanged for shares of the same class of any other Qualivest mutual fund (including the Underlying Portfolios). Shares of an FASF Fund may be exchanged for shares of the other FASF Funds or for the Class A shares of the Prime Obligations Fund. Shares of the FASF Funds may not be exchanged for shares of the Underlying Funds (other than the Class A shares of the Prime Obligations Fund).

     REDEMPTIONS. Shares of the Qualivest Portfolios and the FASF Funds may be redeemed by written request or by telephone. In addition, Class A Qualivest Portfolio shareholders with an account balance of at least $500 and FASF Fund shareholders with an account balance of at least $5,000 may elect to participate in a systematic withdrawal program under which shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

DIVIDENDS AND DISTRIBUTIONS.
     There are differences in the dividend and distribution policies of the Qualivest Portfolios and the FASF Funds. For the Allocated Conservative Fund and Allocated Balanced Fund, and for their corresponding FASF Funds, net income dividends are declared and paid monthly. For the Qualivest Allocated Growth Fund and Allocated Aggressive Fund, which invest in Underlying Portfolios that in turn invest primarily in equity securities, net income dividends are declared and paid quarterly. For their corresponding FASF Funds, however, such dividends are declared and paid monthly. For all Funds and Portfolios, distributions of any net realized long-term capital gains are made at least once annually. For both the FASF Funds and the Qualivest Portfolios, all dividends and distributions are automatically reinvested in shares of the Fund or Portfolio at net asset value unless the shareholders elects to receive dividends or distributions in cash or, in the case of the Class A shares of the Qualivest Portfolios, in the same class of another Qualivest mutual fund.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 15, 1997


                        PROPOSED ACQUISITION OF ASSETS OF

              ALLOCATED CONSERVATIVE FUND, ALLOCATED BALANCED FUND,
               ALLOCATED GROWTH FUND AND ALLOCATED AGGRESSIVE FUND
                                  PORTFOLIOS OF
                                 QUALIVEST FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-743-8637

                        BY AND IN EXCHANGE FOR SHARES OF

         STRATEGY INCOME FUND, STRATEGY GROWTH FUND, STRATEGY GROWTH AND
                 INCOME FUND AND STRATEGY AGGRESSIVE GROWTH FUND
                                  PORTFOLIOS OF
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 1-800-637-2548

         This Statement of Additional Information relates to the proposed Agreement and Plan of Reorganization providing for (a) the acquisition of all of the assets and the assumption of all liabilities of the Allocated Conservative Fund, Allocated Balanced Fund, Allocated Growth Fund and Allocated Aggressive Fund (the "Qualivest Portfolios"), each separately managed portfolios of Qualivest Funds ("Qualivest"), by the Strategy Income Fund, Strategy Growth Fund, Strategy Growth and Income Fund and Strategy Aggressive Growth Fund ("FASF Funds"), each separately managed series of First American Strategy Funds, Inc. ("FASF"), in exchange for shares of capital stock of the FASF Funds having an aggregate net asset value equal to the aggregate value of the assets acquired (less the liabilities assumed) of the Qualivest Portfolios and (b) the liquidation of the Qualivest Portfolios and the pro rata distribution of the Qualivest Portfolio shares to FASF Fund shareholders. This Statement of Additional Information consists of this cover page, and the following documents, each of which is incorporated by reference herein:

         1. Statement of Additional Information of FASF dated October 1, 1996, as supplemented January 31, 1997 and March 26, 1997.

         2. Statement of Additional Information of Qualivest dated December 1, 1996.

         3. Semi-Annual report of FASF for the six months ended March 31, 1997.

         4. Annual report of Qualivest for the fiscal year ended July 31, 1996.

         5. Semi-Annual report of Qualivest for the six months ended January 31, 1997.

         6. Financial Statements required by Form N-14, Item 14 (to the extent not included in Items 3, 4 and 5 above).

This Statement of Additional Information is not a prospectus. The
Prospectus/Proxy Statement dated the date hereof relating to the above-referenced transaction may be obtained without charge by writing or calling Qualivest or FASF at the addresses or telephone numbers noted above. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

Note: In the SEC filing package, Item No. 3 referred to above is included in Part A as materials to be delivered with the Prospectus/Proxy Statement. A copy of Items No. 1, 2, 4 and 5 also will be delivered to any person requesting the Statement of Additional Information.

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                 INTRODUCTION TO PRO FORMA COMBINING STATEMENTS

                                 MARCH 31, 1997


The accompanying unaudited pro forma combining Statements of Assets and Liabilities, Statements of Operations and Schedules of Investments, reflect the accounts of Qualivest Allocated Conservative Fund, Qualivest Allocated Balanced Fund, Qualivest Allocated Growth Fund and Qualivest Allocated Aggressive Fund (the Qualivest Funds) by the corresponding First American Strategy Funds, Inc. (the FASF Funds) which include the First American Strategy Income Fund, First American Strategy Growth and Income Fund, First American Strategy Growth Fund and First American Strategy Aggressive Growth Fund (collectively, the Funds).

These statements have been derived from the underlying accounting records for the FASF Funds and Qualivest Funds used in calculating net asset values for the periods ended March 31, 1997. The pro forma combining Statements of Operations have been prepared based upon the fee and expense structure of the FASF Funds.

Under the proposed merger agreement and plan of reorganization, all outstanding shares of each class of each Qualivest Fund will be issued in exchange for shares of specified classes of the corresponding FASF Fund.


                       First American Strategy Funds, Inc.
                              Strategy Income Fund
             Pro Forma Combining Statement of Assets and Liabilities
                                    3/31/97
                                   (Unaudited)
                                                                                          Pro Forma
                                                              Allocated     Strategy      Adjustments        Pro Forma
                                                             Conservative    Income        (Note 2)           Combined
                                                                (000)         (000)          (000)             (000)
                                                              --------      --------       --------          --------
Assets:

                 Total Investments (Cost $10,830,
                      $12,368 and $23,198, respectively)      $ 10,841      $ 12,185       $    -            $ 23,026
                 Receivables:
                      Accrued Income                                 1             3            -                   4
                      Capital Shares Sold                           46         1,232            -               1,278
                 Other Assets                                        1            27            -                  28
                                                              --------      --------       --------          --------
                             Total Assets                       10,889        13,447            -              24,336
                                                              --------      --------       --------          --------
Liabilities:
                 Payables
                      Investment Securities Purchased              -             133            -                 133
                      Capital Shares Redeemed                      -              27            -                  27
                      Accrued Expenses                               4             8            -                  12
                 Other Liabilities                                 -              38            -                  38
                                                              --------      --------       --------          --------
                             Total Liabilities                       4           206            -                 210
                                                              --------      --------       --------          --------

Net Assets applicable to:
      Strategy Income
        ($.01 par value - 20 billion authorized)
        based on 1,310,136 and 2,386,793
        outstanding shares, respectively                           -          13,404         10,682 (a)        24,086
      Allocated Conservative Class A based on
        159,305 outstanding shares                               1,656           -           (1,656)(a)           -
      Allocated Conservative Class Y based on
        897,392 outstanding shares                               9,026           -           (9,026)(a)           -
      Undistributed net investment income                          -              (1)           -                  (1)
      Accumulated net realized gain/(loss)
        on investments                                             192            21            -                 213
      Net unrealized appreciation/(depreciation)
        of investments                                              11          (183)           -                (172)
                                                              --------      --------       --------          --------

Total Net Assets                                              $ 10,885      $ 13,241       $    -            $ 24,126
                                                              ========      ========       ========          ========

Net Asset Value,
      offering price and redemption price per share                         $  10.11                         $  10.11
                                                                            ========                         ========
Net Asset Value,
      offering price and redemption price per share -
      Class A                                                 $  10.28
                                                              ========
Net Asset Value,
      offering price and redemption price per share -
      Class Y                                                 $  10.30
                                                              ========

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Growth and Income Fund
             Pro Forma Combining Statement of Assets and Liabilities
                                    3/31/97
                                   (Unaudited)
                                                                             Strategy     Pro Forma
                                                             Allocated      Growth and    Adjustments       Pro Forma
                                                              Balanced       Income        (Note 2)          Combined
                                                               (000)          (000)          (000)             (000)
                                                             --------       --------       --------          --------
Assets:


                 Total Investments (Cost $70,736,
                      $9,843 and $80,579, respectively)      $ 71,391       $  9,577       $    -            $ 80,968
                 Receivables:
                      Accrued Income                                7              3            -                  10
                      Capital Shares Sold                          87            653            -                 740
                 Other Assets                                       7             27            -                  34
                                                             --------       --------       --------          --------
                             Total Assets                      71,492         10,260            -              81,752
                                                             --------       --------       --------          --------
Liabilities:
                 Payables
                      Investment Securities Purchased             -               68            -                  68
                      Capital Shares Redeemed                     -               68            -                  68
                      Accrued Expenses                             29              2            -                  31
                 Other Liabilities                                 41             38            -                  79
                                                             --------       --------       --------          --------
                             Total Liabilities                     70            176            -                 246
                                                             --------       --------       --------          --------


Net Assets applicable to:
      Strategy Growth and Income
        ($.01 par value - 20 billion authorized)
        based on 984,133 and 7,952,133
        outstanding shares, respectively                          -           10,277         68,696 (a)        78,973
      Allocated Balanced Class A based on
        614,566 outstanding shares                              6,526            -           (6,526)(a)           -
      Allocated Balanced Class Y based on
        6,215,385 outstanding shares                           62,170            -          (62,170)(a)           -
      Undistributed net investment income                          (1)            (1)           -                  (2)
      Accumulated net realized gain/(loss)
        on investments                                          2,072             74            -               2,146
      Net unrealized appreciation/(depreciation)
        of investments                                            655           (266)           -                 389
                                                             --------       --------       --------          --------

Total Net Assets                                             $ 71,422       $ 10,084       $    -            $ 81,506
                                                             ========       ========       ========          ========

Net Asset Value,
      offering price and redemption price per share                         $  10.25                         $  10.25
                                                                            ========                         ========
Net Asset Value,
      offering price and redemption price per share -
      Class A                                                $  10.54
                                                             ========
Net Asset Value,
      offering price and redemption price per share -
      Class Y                                                $  10.45
                                                             ========

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                              Strategy Growth Fund
             Pro Forma Combining Statement of Assets and Liabilities
                                    3/31/97
                                   (Unaudited)
                                                                                         Pro Forma
                                                              Allocated    Strategy      Adjustments        Pro Forma
                                                               Growth       Growth        (Note 2)          Combined
                                                               (000)         (000)          (000)             (000)
                                                             --------      --------       --------          --------
Assets:

                 Total Investments (Cost $21,041,
                      $4,343 and $25,384, respectively)      $ 21,214      $  4,221       $    -            $ 25,435
                 Receivables:
                      Accrued Income                                2             1            -                   3
                      Capital Shares Sold                         206            96            -                 302
                 Other Assets                                       2            27            -                  29
                                                             --------      --------       --------          --------
                             Total Assets                      21,424         4,345            -              25,769
                                                             --------      --------       --------          --------
Liabilities:
                 Payables
                      Investment Securities Purchased             -              55            -                  55
                      Capital Shares Redeemed                     -              36            -                  36
                      Accrued Expenses                              7            36            -                  43
                                                             --------      --------       --------          --------
                             Total Liabilities                      7           127            -                 134
                                                             --------      --------       --------          --------

Net Assets applicable to:
      Strategy Growth
        ($.01 par value - 20 billion authorized)
        based on 414,704 and 2,520,604
        outstanding shares, respectively                          -           4,284         20,598 (a)        24,882
      Allocated Growth Class A based on
        741,999 outstanding shares                              8,053           -           (8,053)(a)           -
      Allocated Growth Class Y based on
        1,246,320 outstanding shares                           12,545           -          (12,545)(a)           -
      Undistributed net investment income                          43           -              -                  43
      Accumulated net realized gain/(loss)
        on investments                                            603            56            -                 659
      Net unrealized appreciation/(depreciation)
        of investments                                            173          (122)           -                  51
                                                             --------      --------       --------          --------

Total Net Assets                                             $ 21,417      $  4,218       $    -            $ 25,635
                                                             ========      ========       ========          ========

Net Asset Value,
      offering price and redemption price per share                        $  10.17                         $  10.17
                                                                           ========                         ========
Net Asset Value,
      offering price and redemption price per share -
      Class A                                                $  10.85
                                                             ========
Net Asset Value,
      offering price and redemption price per share -
      Class Y                                                $  10.73
                                                             ========

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Aggressive Growth Fund
             Pro Forma Combining Statement of Assets and Liabilities
                                    3/31/97
                                   (Unaudited)

                                                                            Strategy      Pro Forma
                                                              Allocated    Aggressive     Adjustments        Pro Forma
                                                             Aggressive      Growth        (Note 2)          Combined
                                                                (000)         (000)          (000)             (000)
                                                              --------      --------       --------          --------
Assets:

                 Total Investments (Cost $23,149, $3,869
                      and $27,018, respectively)              $ 23,270      $  3,733       $    -            $ 27,003
                 Receivables:
                      Accrued Income                                 3             1            -                   4
                      Capital Shares Sold                           44           117            -                 161
                 Other Assets                                        1            27            -                  28
                                                              --------      --------       --------          --------
                             Total Assets                       23,318         3,878            -              27,196
                                                              --------      --------       --------          --------
Liabilities:
                 Payables
                      Accrued Expenses                               7            35            -                  42
                                                              --------      --------       --------          --------
                             Total Liabilities                       7            35            -                  42
                                                              --------      --------       --------          --------

Net Assets applicable to:
      Strategy Aggressive Growth
        ($.01 par value - 20 billion authorized)
        based on 379,328 and 2,680,513
        outstanding shares, respectively                           -           3,911         22,594 (a)        26,505
      Allocated Aggressive Class A based on
        428,298 outstanding shares                               4,724           -           (4,724)(a)           -
      Allocated Aggressive Class Y based on
        1,716,449 outstanding shares                            17,870           -          (17,870)(a)           -
      Undistributed net investment income                            6           -              -                   6
      Accumulated net realized gain/(loss)
        on investments                                             590            68            -                 658
      Net unrealized appreciation/(depreciation)
        of investments                                             121          (136)           -                 (15)
                                                              --------      --------       --------          --------

Total Net Assets                                              $ 23,311      $  3,843       $    -            $ 27,154
                                                              ========      ========       ========          ========

Net Asset Value,
      offering price and redemption price per share                         $  10.13                         $  10.13
                                                                            ========                         ========
Net Asset Value,
      offering price and redemption price per share -
      Class A                                                 $  10.88
                                                              ========
Net Asset Value,
      offering price and redemption price per share -
      Class Y                                                 $  10.84
                                                              ========

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                              Strategy Income Fund
                   Pro Forma Combining Statement of Operations
                  For the Period Ended March 31, 1997 (Note 3)
                                   (Unaudited)
                                                                               Pro Forma Adjustments
                                                           Strategy Allocated        (Note 2)           Pro Forma
                                                            Income  Conservative Debit       Credit     Combined
                                                            (000)     (000)      (000)       (000)        (000)
                                                            -----     -----    ---------   ---------     -----
Investment Income:

    Interest                                                $   9     $  10    $     -     $     -       $  19
    Dividends                                                 131       316          -           -         447
                                                            -----     -----    ---------   ---------     -----

    Total investment income                                   140       326          -           -         466
                                                            -----     -----    ---------   ---------     -----

Expenses:

    Investment advisory fees                                    7         4           20(b)        4(b)     27
    Waiver of investment advisory fees                         (7)      -            -            20(b)    (27)
    Reimbursement of expenses by advisor                      (57)      -            -            40(b)    (97)
    Administrative fees                                        25         6           21(b)        6(b)     46
    Transfer agent fees                                         7         1            1(c)        1(c)      8
    Amortization of organizational costs                        2       -            -              -        2
    Custodian fees                                              1       -              2(b)         -        3
    Directors' fees                                           -           1            1(c)        1(c)      1
    Registration fees                                          13         6            4(c)        6(c)     17
    Professional fees                                          11        10            1(c)       10(c)     12
    Printing                                                    5         1            1(c)        1(c)      6
    Shareholder servicing fee                                   7       -             20(b)      -          27
    Distribution fees - Qualivest Class A                     -           1          -             1(b)      -
    Other                                                       2       -            -           -           2
                                                            -----     -----    ---------   ---------     -----

    Total expenses after waivers and
    reimbursements                                             16        30           71          90        27
                                                            -----     -----    ---------   ---------     -----

    Investment income (loss) - net                            124       296          (71)        (90)      439
                                                            -----     -----    ---------   ---------     -----

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions - Net

    Realized capital gain distributions from investments       11       -            -           -          11
    Net realized gain (loss) on investments                    10       196          -           -         206
    Net change in unrealized appreciation
    (depreciation) of invesments                             (183)       10          -           -        (173)
                                                            -----     -----    ---------   ---------     -----

    Net Gain (Loss) on Investments                           (162)      206          -           -          44
                                                            -----     -----    ---------   ---------     -----

    Net Increase (Decrease) in Net Assets
    Resulting from Operations                               $ (38)    $ 502    $     (71)  $     (90)    $ 483
                                                            =====     =====    =========   =========     =====

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Growth and Income Fund
                   Pro Forma Combining Statement of Operations
                   For the Period Ended March 31, 1997(Note 3)
                                  (Unaudited)

                                                                                      Pro Forma Adjustments
                                                            Strategy                        (Note 2)
                                                           Growth and   Allocated                                   Pro Forma
                                                             Income      balanced      Debit          Credit         Combined
                                                              (000)        (000)       (000)           (000)           (000)
                                                             -------      -------     -------         -------         -------
Investment Income:

    Interest                                                 $     7      $    68   $     -         $     -           $    75
    Dividends                                                     65        1,508         -               -             1,573
                                                             -------      -------     -------         -------         -------

    Total investment income                                       72        1,576         -               -             1,648
                                                             -------      -------     -------         -------         -------

Expenses:

    Investment advisory fees                                       5           26         130(b)           26(b)          135
    Waiver of investment advisory fees                            (5)         -           -               130(b)         (135)
    Reimbursement of expenses by advisor                         (54)         -           -                87(b)         (141)
    Administrative fees                                           25           41          36(b)           41(b)           61
    Transfer agent fees                                            7           26          10(c)           26(c)           17
    Amortization of organizational costs                           2          -           -               -                 2
    Custodian fees                                                 1            3          15(b)            3(b)           16
    Directors' fees                                              -              2           1(c)            2(c)            1
    Registration fees                                             13           14          10(c)           14(c)           23
    Professional fees                                              9           12           5(c)           12(c)           14
    Printing                                                       4            4           1(c)            4(c)            5
    Shareholder servicing fee                                      5          -           130(b)          -               135
    Distribution fees - Qualivest Class A                        -              4         -                 4(b)             -
    Other                                                          1            1           1(c)            1(c)            2
                                                             -------      -------     -------         -------         -------

    Total expenses after waivers and reimbursements               13          133         339             350             135
                                                             -------      -------     -------         -------         -------

    Investment income (loss) - net                                59        1,443        (339)           (350)          1,513
                                                             -------      -------     -------         -------         -------

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions - Net

    Realized capital gain distributions from investments          52          -           -               -                52
    Net realized gain (loss) on investments                       22        2,090         -               -             2,112
    Net change in unrealized appreciation
    (depreciation) of investments                               (266)         655         -               -               389
                                                             -------      -------     -------         -------         -------

    Net Gain (Loss) on Investments                              (192)       2,745         -               -             2,553
                                                             -------      -------     -------         -------         -------

    Net Increase (Decrease) in Net Assets Resulting
    from Operations                                          $  (133)     $ 4,188     $  (339)        $  (350)        $ 4,066
                                                             =======      =======     =======         =======         =======

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                              Strategy Growth Fund
                  Pro Forma Combining Statement of Operations
                  For the Period Ended March 31, 1997 (Note 3)
                                   (Unaudited)
                                                                                 Pro Forma Adjustments
                                                             Strategy  Allocated       (Note 2)                  Pro Forma
                                                             Growth     Growth    Debit          Credit           Combined
                                                              (000)      (000)    (000)          (000)             (000)
                                                             ------     ------    ------         ------            ------
Investment Income:

    Interest                                                 $    3     $   17   $   -          $   -              $   20
    Dividends                                                    23        237       -              -                 260
                                                             ------     ------    ------         ------            ------

    Total investment income                                      26        254       -              -                 280
                                                             ------     ------    ------         ------            ------

    EXPENSES:
    Investment advisory fees                                      3          6        30(b)           6(b)             33
    Waiver of investment advisory fees                           (3)       -         -               30(b)            (33)
    Reimbursement of expenses by advisor                        (47)       -         -               37(b)            (84)
    Administrative fees                                          25         10        21(b)          10(b)             46
    Transfer agent fees                                           6          2         2(c)           2(c)              8
    Amortization of organizational costs                          2        -         -              -                   2
    Custodian fees                                              -            1         4(b)           1(b)              4
    Directors' fees                                             -            1         1(c)           1(c)              1
    Registration fees                                            10          7         2(c)           7(c)             12
    Professional fees                                             4          9         2(c)           9(c)              6
    Printing                                                      2          1         1(c)           1(c)              3
    Shareholder servicing fee                                     3        -          30(b)            -               33
    Distribution fees - Qualivest Class A                       -            5       -                5(b)              -
    Other                                                         1        -         -              -                   1
                                                             ------     ------    ------         ------            ------

    Total expenses after waivers and reimbursements               6         42        93            109                33
                                                             ------     ------    ------         ------            ------

    Investment income (loss) - net                               20        212       (93)          (109)              247
                                                             ------     ------    ------         ------            ------

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions - Net

    Realized capital gain distributions from investments         54        -         -              -                  54
    Net realized gain (loss) on investments                       2        614       -              -                 616
    Net change in unrealized appreciation
    (depreciation) of investments                              (122)       173       -              -                  51
                                                             ------     ------    ------         ------            ------

    Net Gain (Loss) on Investments                              (66)       787       -              -                 721
                                                             ------     ------    ------         ------            ------

    Net Increase (Decrease) in Net Assets
    Resulting from Operations                                $  (46)    $  999    $  (93)        $ (109)           $  968
                                                             ======     ======    ======         ======            ======

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Aggressive Growth Fund
                  Pro Forma Combining Statement of Operations
                  For the Period Ended March 31, 1997 (Note 3)
                                   (Unaudited)
                                                                                     Pro Forma Adjustments
                                                              Strategy                     (Note 2)
                                                             Aggressive  Allocated                               Pro Forma
                                                               Growth    aggressive   Debit        Credit         Combined
                                                                (000)       (000)      (000)        (000)          (000)
                                                               ------      ------     ------       ------         ------
Investment Income:

     Interest                                                  $    3      $   16        -        $   -           $   19
     Dividends                                                     15         102        -            -              117
                                                               ------      ------     ------       ------         ------

     Total investment income                                       18         118        -            -              136
                                                               ------      ------     ------       ------         ------

Expenses:

     Investment advisory fees                                       3           5         25(b)         5(b)          28
     Waiver of investment advisory fees                            (3)        -           -            25(b)         (28)
     Reimbursement of expenses by advisor                         (46)        -           -            38(b)         (84)
     Administrative fees                                           25           9         21(b)         9(b)          46
     Transfer agent fees                                            6           2          2(c)         2(c)           8
     Amortization of organizational costs                           2         -           -            -               2
     Custodian fees                                               -             1          3(b)         1(b)           3
     Directors' fees                                              -             1          1(c)         1(c)           1
     Registration fees                                             10           6          2(c)         6(c)          12
     Professional fees                                              4           9          2(c)         9(c)           6
     Printing                                                       2           1          2(c)         1(c)           4
     Shareholder servicing fee                                      3         -           25(b)        -              28
     Distribution fees - Qualivest Class A                        -             3         -             3(b)          -
     Other                                                        -           -            1(c)        -               1
                                                               ------      ------     ------       ------         ------

     Total expenses after waivers and reimbursements                6          37         85          100             28
                                                               ------      ------     ------       ------         ------

     Investment income (loss) - net                                12          81        (85)        (100)           108
                                                               ------      ------     ------       ------         ------

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions - Net

     Realized capital gain distributions from investments          64         -          -            -               64
     Net realized gain (loss) on investments                        4         590        -            -              594
     Net change in unrealized appreciation
     (depreciation) of investments                               (136)        121        -            -              (15)
                                                               ------      ------     ------       ------         ------

     Net Gain (Loss) on Investments                               (68)        711        -            -              643
                                                               ======      ======     ======       ======         ======
     Net Increase (Decrease) in Net Assets Resulting
     from Operations                                           $  (56)     $  792     $  (85)      $ (100)        $  751
                                                               ======      ======     ======       ======         ======

See accompanying notes to financial statements


                       FIRST AMERICAN STRATEGY FUNDS, INC.

                          NOTES TO PRO FORMA STATEMENTS

                                   (UNAUDITED)


1. BASIS OF COMBINATION

The unaudited pro forma combining Statements of Assets and Liabilities, Statements of Operations and Schedules of Investments give effect to the proposed acquisition of the Qualivest Allocated Conservative Fund (Allocated Conservative), Qualivest Allocated Balanced Fund (Allocated Balanced), Qualivest Allocated Growth Fund (Allocated Growth) and Qualivest Allocated Aggressive Fund (Allocated Aggressive) (the Qualivest Funds) by the corresponding First American Strategy Funds, Inc. (the FASF Funds) which include the First American Strategy Income Fund (Strategy Income), First American Strategy Growth and Income Fund (Strategy Growth and Income), First American Strategy Growth Fund (Strategy Growth) and First American Strategy Aggressive Growth Fund (Strategy Aggressive Growth) (collectively, the Funds). The proposed acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all outstanding shares of each class for each Qualivest Fund in exchange for shares of specified classes of the corresponding FASF Fund.

The pro forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

Strategy Income Fund, Strategy Growth and Income Fund, Strategy Growth Fund and Strategy Aggressive Growth Fund, are portfolios offered by First American Investment Funds, Inc. (FASF) an open-end, management investment company registered under the Investment Company Act of 1940, as amended. FASF presently includes a series of four funds.

2. PRO FORMA ADJUSTMENTS

         (a) The pro forma combining statements of assets and liabilities assumes the issuance of additional shares of the Funds as if the reorganization were to have taken place on March 31, 1997 and is based on the net asset value of the acquiring fund. Transactions in shares of capital stock are as follows:
                  159,305, 614,566, 741,999, 428,298 Class A shares and 897,392,
                  6,215,385, 1,246,320, 1,716,449 Class Y shares of Allocated
                  Conservative Fund, Allocated Balanced Fund, Allocated Growth Fund and Allocated Aggressive Fund, respectively, exchanged for 1,076,657, 6,968,000,

                  2,105,900, 2,301,185 Common shares (no class designation) of Strategy Income Fund, Strategy Growth and Income Fund, Strategy Growth Fund and Strategy Aggressive Growth Fund, respectively.

         (b) The pro forma adjustments to investment advisory fees (including waivers), administrative fees, custodian fees and distribution fees (including waivers) reflect the difference in fees charged by the FASF Funds based upon the effective fee schedule.

                  First Bank National Association (FBNA) has agreed to waive fees and reimburse expenses through September 30, 1998, to the extent necessary to maintain overall total proforma Fund operating expense ratios at 0.25% of average daily net assets for each Fund.

         (c) The pro forma adjustments to transfer agent fees, directors' fees, registration fees, professional fees, printing expenses and other expenses reflect the expected savings due to the combination of the funds.

         (d) The pro forma adjustments to the Schedule of Investments reflect a reorganization, subject to shareholder approval and the satisfaction of certain conditions, of each of the underlying portfolios into a series of either First American Funds, Inc. or First American Investment Funds, Inc.

3. PRESENTATION PERIOD (STATEMENT OF OPERATIONS)

The FASF Funds commenced operations on October 1, 1996. The statements of operations reflect the results of operations for the period from October 1, 1996 to March 31, 1997. The Qualivest Funds commenced operations May 1, 1996. The statements of operations reflect the results of operations for the period from May 1, 1996 to March 31, 1997. The proforma combining statements of operations reflect the combined results of operations for the period from May 1, 1996 to March 31, 1997.

4. INVESTMENT OBJECTIVES AND POLICIES

These statements do not reflect the effects of proposed differing investment objectives and policies of the Funds, in regards to their investments and allocations between underlying portfolios. To insure that the investments in the underlying portfolios comply with each funds' allocation range, the FASF Funds may alter the permissable ranges which would require the prospectus to be amended or supplemented, or adjust the investments in the underlying portfolios. Changes in investments may result in a realization of capital gains for the Funds and shareholders.


                       First American Strategy Funds, Inc.
                              Strategy Income Fund
                   Pro Forma Combining Schedule of Investments
                                     3/31/97
                                   (Unaudited)

                                Shares                                                                     Value
                                ------                                                                     -----
                                                                                                                Pro Forma
                          Pro Forma                                                      Allocated   Strategy  Adjustments Pro Forma
  Allocated   Strategy   Adjustments       Pro Forma                                     Conservative  Income     (Note 2)  Combined
Conservative   Income     (Note 2)         Combined           Security                        (000)     (000)      (000)      (000)
------------   ------     ---------        ---------          --------                     -------   -------   ----------  -------
EQUITY FUNDS - 29.2%        (Percentages represent pro forma value of investments
                                     compared to pro forma net assets)

   18,602           -      (18,602) (d)         -   QUALIVEST INTERNATIONAL OPPORTUNITIES    $   883    $   -    $  (883)(d) $   -
   96,294           -      (96,294) (d)         -   QUALIVEST LARGE COMPANIES VALUE            1,263        -     (1,263)(d)     -
   61,824           -      (61,824) (d)         -   QUALIVEST OPTIMIZED STOCK                    843        -       (843)(d)     -
   35,817           -      (35,817) (d)         -   QUALIVEST SMALL COMPANIES VALUE              535        -       (535)(d)     -
        -           -       81,602  (d)    81,602   FIRST AMERICAN INTERNATIONAL INDEX           -          -        883 (d)     883
        -           -       54,864  (d)    54,864   FIRST AMERICAN STOCK                         -          -      1,263 (d)   1,263
        -           -       50,831  (d)    50,831   FIRST AMERICAN EQUITY INDEX                  -          -        843 (d)     843
        -           -       35,817  (d)    35,817   FIRST AMERICAN SMALL CAP VALUE               -          -        535 (d)     535
        -     220,041            -        220,041   FIRST AMERICAN EQUITY INCOME                 -        2,935      -         2,935
        -      45,531            -         45,531   FIRST AMERICAN REAL ESTATE SECURITIES        -          601      -           601
                                                                                             ---------------------------------------

                                                             TOTAL EQUITY FUNDS                3,524      3,536      -         7,060
                                                                                             ---------------------------------------

FIXED INCOME FUNDS - 62.2%

  363,448           -     (363,448) (d)         -    QUALIVEST DIVERSIFIED BOND                3,609        -     (3,609)(d)     -
  349,969           -     (349,969) (d)         -    QUALIVEST INTERMEDIATE BOND               3,475        -     (3,475)(d)     -
        -     746,540      340,475  (d) 1,087,015    FIRST AMERICAN FIXED INCOME                 -        7,913    3,609 (d)  11,522
        -           -      355,701  (d)   355,701    FIRST AMERICAN INTERMEDIATE TERM INCOME     -          -      3,475 (d)   3,475
                                                                                             ---------------------------------------

                                                     TOTAL FIXED INCOME FUNDS                  7,084      7,913      -        14,997
                                                                                             ---------------------------------------

MONEY MARKET FUNDS - 4.0%

  233,291           -     (233,291) (d)         -    QUALIVEST MONEY MARKET                      233        -       (233)(d)     -
        -     735,789      233,291  (d)   969,080    FIRST AMERICAN PRIME OBLIGATIONS            -          736      233 (d)     969
                                                                                             ---------------------------------------

                                                     TOTAL MONEY MARKET FUNDS                    233        736      -           969
                                                                                             ---------------------------------------

                                                     TOTAL INVESTMENTS (Cost $10,830,
                                                     $12,368 and $23,198, respectively)      $10,841    $12,185   $  -       $23,026
                                                                                             =======================================

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Growth and Income Fund
                   Pro Forma Combining Schedule of Investments
                                     3/31/97
                                   (Unaudited)

                    Shares                                                                                  Value
                    ------                                                                                  -----

                                                                                                       Strategy  Pro Forma
             Strategy       Pro Forma                                                     Allocated    Growth  Adjustments Pro Forma
Allocated     Growth       Adjustments   Pro Forma                                          Balance   and Income  (Note 2)  Combined
 Balance    and Income      (Note 2)     Combined          Security                          (000)      (000)      (000)      (000)
------------   -----     -------------  ---------          --------                        --------     -----   -----------  -------
EQUITY FUNDS - 57.7%             (Percentages represent pro forma value of
                                   investments compared to pro forma net assets)

 1,023,893         -     (1,023,893)(d)         -   QUALIVEST INTERNATIONAL OPPORTUNITIES  $ 11,079     $  -    $(11,079)(d) $   -
 1,173,715         -     (1,173,715)(d)         -   QUALIVEST LARGE COMPANIES VALUE          15,387        -     (15,387)(d)     -
   717,629         -       (717,629)(d)         -   QUALIVEST OPTIMIZED STOCK                 9,788        -      (9,788)(d)     -
   377,351         -       (377,351)(d)         -   QUALIVEST SMALL COMPANIES VALUE           5,630        -      (5,630)(d)     -
         -         -      1,023,893 (d) 1,023,893   FIRST AMERICAN INTERNATIONAL INDEX          -          -      11,079 (d)  11,079
         -    64,931        668,727 (d)   733,658   FIRST AMERICAN STOCK                        -        1,494    15,387 (d)  16,881
         -         -        590,022 (d)   590,022   FIRST AMERICAN EQUITY INDEX                 -          -       9,788 (d)   9,788
         -         -        377,351 (d)   377,351   FIRST AMERICAN SMALL CAP VALUE              -          -       5,630 (d)   5,630
         -   105,538              -       105,538   FIRST AMERICAN DIVERSIFIED GROWTH           -        1,476       -         1,476
         -    51,703              -        51,703   FIRST AMERICAN EMERGING GROWTH              -          663       -           663
         -    44,127              -        44,127   FIRST AMERICAN INTERNATIONAL                -          482       -           482
         -    28,960              -        28,960   FIRST AMERICAN REAL ESTATE SECURITIES       -          382       -           382
         -    38,774              -        38,774   FIRST AMERICAN REGIONAL EQUITY              -          663       -           663
                                                                                           -----------------------------------------

                                                    TOTAL EQUITY FUNDS                       41,884      5,160       -        47,044
                                                                                           -----------------------------------------

FIXED INCOME FUNDS - 39.1%

 1,731,964         -     (1,731,964)(d)         -   QUALIVEST DIVERSIFIED BOND               17,198        -     (17,198)(d)     -
 1,084,651         -     (1,084,651)(d)         -   QUALIVEST INTERMEDIATE BOND              10,771        -     (10,771)(d)     -
         -   365,357      1,622,491 (d) 1,987,848   FIRST AMERICAN FIXED INCOME                 -        3,873    17,198 (d)  21,071
         -         -      1,102,414 (d) 1,102,414   FIRST AMERICAN INTERMEDIATE TERM INCOME     -          -      10,771 (d)  10,771
                                                                                           -----------------------------------------

                                                    TOTAL FIXED INCOME FUNDS                 27,969      3,873       -        31,842
                                                                                           -----------------------------------------

MONEY MARKET FUNDS - 2.6%

 1,537,885         -     (1,537,885)(d)         -   QUALIVEST MONEY MARKET                    1,538        -      (1,538)(d)     -
         -   544,319      1,537,885 (d) 2,082,204   FIRST AMERICAN PRIME OBLIGATIONS            -          544     1,538 (d)   2,082
                                                                                           -----------------------------------------

                                                    TOTAL MONEY MARKET FUNDS                  1,538        544       -         2,082
                                                                                           -----------------------------------------

                                                    TOTAL INVESTMENTS (Cost $70,736,
                                                    $9,843 and $80,579, respectively)      $ 71,391   $  9,577    $  -       $80,968
                                                                                           =========================================

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                              Strategy Growth Fund
                   Pro Forma Combining Schedule of Investments
                                     3/31/97
                                   (Unaudited)

                                Shares                                                                     Value
                                ------                                                                     -----

                                                                                                               Pro Forma
                              Pro Forma                                                    Allocated Strategy Adjustments  Pro Forma
 Allocated    Strategy       Adjustments  Pro Forma                                          Growth   Growth    (Note 2)    Combined
   Growth      Growth         (Note 2)    Combined          Security                          (000)    (000)     (000)         (000)
------------   -----        -----------   --------         ---------                        -------   ------    ----------   -------
EQUITY FUNDS - 77.0%                    (Percentages represent pro forma value of
                                       investments compared to pro forma net assets)

   402,195         -        (402,195)(d)         -   QUALIVEST INTERNATIONAL OPPORTUNITIES  $ 4,352   $   -     $(4,352)(d)  $   -
   444,865         -        (444,865)(d)         -   QUALIVEST LARGE COMPANIES VALUE          5,832       -      (5,832)(d)      -
   289,018         -        (289,018)(d)         -   QUALIVEST OPTIMIZED STOCK                3,943       -      (3,943)(d)      -
   183,050         -        (183,050)(d)         -   QUALIVEST SMALL COMPANIES VALUE          2,731       -      (2,731)(d)      -
         -         -         402,195 (d)   402,195   FIRST AMERICAN INTERNATIONAL INDEX         -         -       4,352(d)     4,352
         -    26,760         253,463 (d)   280,223   FIRST AMERICAN STOCK                       -         616     5,832(d)     6,448
         -         -         237,625 (d)   237,625   FIRST AMERICAN EQUITY INDEX                -         -       3,943(d)     3,943
         -         -         183,050 (d)   183,050   FIRST AMERICAN SMALL CAP VALUE             -         -       2,731(d)     2,731
         -    43,495                -       43,495   FIRST AMERICAN DIVERSIFIED GROWTH          -         608       -            608
         -    32,460                -       32,460   FIRST AMERICAN EMERGING GROWTH             -         416       -            416
         -    38,788                -       38,788   FIRST AMERICAN INTERNATIONAL               -         424       -            424
         -    24,345                -       24,345   FIRST AMERICAN REGIONAL EQUITY             -         416       -            416
         -    21,179                -       21,179   FIRST AMERICAN SPECIAL EQUITY              -         411       -            411
                                                                                            ----------------------------------------

                                                     TOTAL EQUITY FUNDS                      16,858     2,891       -         19,749
                                                                                            ----------------------------------------

FIXED INCOME FUNDS - 19.2%

   236,066         -        (236,066)(d)         -   QUALIVEST DIVERSIFIED BOND               2,344       -      (2,344)(d)      -
   152,165         -        (152,165)(d)         -   QUALIVEST INTERMEDIATE BOND              1,511       -      (1,511)(d)      -
         -   100,346         221,145 (d)   321,491   FIRST AMERICAN FIXED INCOME                -       1,064     2,344(d)     3,408
         -         -         154,657 (d)   154,657   FIRST AMERICAN INTERMEDIATE TERM INCOME    -         -       1,511(d)     1,511
                                                                                            ----------------------------------------

                                                     TOTAL FIXED INCOME FUNDS                 3,855     1,064       -          4,919
                                                                                            ----------------------------------------

MONEY MARKET FUNDS - 3.0%

   501,260         -        (501,260)(d)         -   QUALIVEST MONEY MARKET                     501       -        (501)(d)      -
         -   266,116         501,260 (d)   767,376   FIRST AMERICAN PRIME OBLIGATIONS           -         266       501(d)       767
                                                                                            ----------------------------------------

                                                     TOTAL MONEY MARKET FUNDS                   501       266       -            767
                                                                                            ----------------------------------------

                                                     TOTAL INVESTMENTS (Cost $21,041,
                                                     $4,343 and $25,384, respectively)      $21,214   $ 4,221  $    -        $25,435
                                                                                            ========================================

See accompanying notes to financial statements



                       First American Strategy Funds, Inc.
                         Strategy Aggressive Growth Fund
                   Pro Forma Combining Schedule of Investments
                                     3/31/97
                                   (Unaudited)

                                  Shares Value
                                  ------------

                                                                                                Strategy   Pro Forma
             Strategy      Pro Forma                                                 Allocated  Aggressive Adjustments Pro Forma
Allocated   Aggressive   Adjustments  Pro Forma                                      Aggressive  Growth     (Note 2)    Combined
Aggressive    Growth       (Note 2)   Combined             Security                    (000)     (000)       (000)       (000)
---------     ------     -----------  --------             --------                   -------   -------   ----------    ------
EQUITY FUNDS - 95.5%             (Percentages represent pro forma value of
                                 investments compared to pro forma net assets)

  554,969          -     (554,969)(d)        -   QUALIVEST INTERNATIONAL OPPORTUNITIES $6,005   $   -     $(6,005)(d)   $   -
  563,174          -     (563,174)(d)        -   QUALIVEST LARGE COMPANIES VALUE        7,383       -      (7,383)(d)       -
  327,375          -     (327,375)(d)        -   QUALIVEST OPTIMIZED STOCK              4,466       -      (4,466)(d)       -
  328,846          -     (328,846)(d)        -   QUALIVEST SMALL COMPANIES VALUE        4,906       -      (4,906)(d)       -
        -          -      554,969 (d)  554,969   FIRST AMERICAN INTERNATIONAL INDEX       -         -       6,005(d)      6,005
        -     19,231      320,870 (d)  340,101   FIRST AMERICAN STOCK                     -         442     7,383(d)      7,825
        -          -      269,161 (d)  269,161   FIRST AMERICAN EQUITY INDEX              -         -       4,466(d)      4,466
        -          -      328,846 (d)  328,846   FIRST AMERICAN SMALL CAP VALUE           -         -       4,906(d)      4,906
        -     28,654            -       28,654   FIRST AMERICAN DIVERSIFIED GROWTH        -         401       -             401
        -     37,927            -       37,927   FIRST AMERICAN EMERGING GROWTH           -         486       -             486
        -     15,354            -       15,354   FIRST AMERICAN HEALTH SCIENCES           -         148       -             148
        -     52,303            -       52,303   FIRST AMERICAN INTERNATIONAL             -         572       -             572
        -     28,442            -       28,442   FIRST AMERICAN REGIONAL EQUITY           -         486       -             486
        -     24,472            -       24,472   FIRST AMERICAN SPECIAL EQUITY            -         480       -             480
        -     10,226            -       10,226   FIRST AMERICAN TECHNOLOGY                -         144       -             144
                                                                                      ----------------------------------------------

                                                 TOTAL EQUITY FUNDS                    22,760     3,159       -          25,919
                                                                                      ----------------------------------------------

FIXED INCOME FUNDS - 1.4%

        -     36,086            -       36,086   FIRST AMERICAN FIXED INCOME              -         383       -             383
                                                                                      ----------------------------------------------

MONEY MARKET FUNDS - 2.6%

  510,032          -     (510,032)(d)        -   QUALIVEST MONEY MARKET                   510       -        (510)(d)       -
        -    190,812      510,032 (d)  700,844   FIRST AMERICAN PRIME OBLIGATIONS         -         191       510(d)        701
                                                                                    ----------------------------------------------

                                                 TOTAL MONEY MARKET FUNDS                 510       191       -             701
                                                                                      ----------------------------------------------

                                                 TOTAL INVESTMENTS (Cost $23,149,
                                                 $3,869 and $27,018, respectively)    $23,270   $ 3,733 $     -         $27,003
                                                                                      ==============================================

See accompanying notes to financial statements
